UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Government Portfolio

December 31, 2018

GVP-QTLY-0219
1.811316.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 16.4%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.5%
U.S. Treasury Notes
1/15/19	2.39 to 2.40%	$527,677	$527,480
U.S. Treasury Obligations - 15.9%
U.S. Treasury Bills
1/2/19 to 4/18/19	2.16 to 2.48	10,861,638	10,819,881
U.S. Treasury Notes
1/31/19 to 4/30/20	2.24 to 2.57 (b)	7,298,228	7,295,088
			18,114,969
TOTAL U.S. TREASURY DEBT
(Cost $18,642,449)			18,642,449

U.S. Government Agency Debt - 42.5%
Federal Agencies - 42.5%
Fannie Mae
1/28/19 to 4/30/20	2.19 to 2.62 (b)	832,220	832,113
Federal Farm Credit Bank
1/23/19 to 12/23/19	2.22 to 2.70 (b)	4,450,440	4,450,193
Federal Home Loan Bank
1/2/19 to 6/10/20	2.07 to 2.57 (b)	39,056,604	39,003,630
Federal Home Loan Bank
9/20/19 to 10/15/19	2.40 to 2.54 (c)	757,000	756,987
Freddie Mac
1/30/19 to 8/8/19	2.24 to 2.49 (b)	2,943,081	2,940,061
9/20/19	2.53 (c)	301,000	301,000
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $48,283,984)			48,283,984

U.S. Government Agency Repurchase Agreement - 19.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.4% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations) #	$1,467,575	$1,467,379
2.98% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations) #	11,793,415	11,791,462
With:
BMO Capital Markets Corp. at:
2.4%, dated 12/3/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $157,394,160, 1.41% - 5.50%, 10/24/19 - 9/20/68)	154,544	154,000
2.44%, dated 12/20/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $138,842,228, 2.28% - 8.50%, 8/1/19 - 10/20/68)	136,304	136,000
2.45%, dated:
12/17/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $156,229,933, 0.00% - 8.00%, 10/2/19 - 10/20/68)	153,302	153,000
12/28/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $51,017,355, 2.50% - 5.00%, 9/1/32 - 10/20/68)	50,105	50,000
BMO Harris Bank NA at 2.45%, dated 12/17/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $156,229,932, 3.00% - 5.50%, 8/1/20 - 7/1/48)	153,302	153,000
BNP Paribas, SA at:
2.4%, dated 11/26/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $96,773,209, 0.00% - 7.00%, 2/1/19 - 10/20/48)	94,357	94,000
2.46%, dated 12/18/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $30,701,156, 0.00% - 6.63%, 2/1/19 - 10/15/48)	30,064	30,000
2.47%, dated 12/19/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $198,280,156, 0.00% - 7.50%, 1/15/22 - 10/25/48)	194,453	194,000
CIBC Bank U.S.A. at 2.37%, dated 11/19/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $160,502,867, 0.13% - 4.00%, 4/15/21 - 4/1/48)	157,520	156,900
Citibank NA at:
2.57%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $59,626,755, 0.75% - 7.13%, 4/30/19 - 2/15/45)	58,029	58,000
2.58%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $357,273,417, 0.75% - 4.50%, 2/28/19 - 5/20/48)	349,175	349,000
Deutsche Bank Securities, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $77,262,661, 3.75%, 11/15/46)	75,012	75,000
HSBC Securities, Inc. at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $473,479,566, 1.00% - 5.50%, 8/31/19 - 4/20/65)	464,228	464,000
ING Financial Markets LLC at:
2.32%, dated 10/11/18 due 1/9/19 (Collateralized by U.S. Government Obligations valued at $48,196,426, 4.00% - 4.50%, 9/1/48 - 11/20/48)	47,273	47,000
2.33%, dated 10/16/18 due 1/15/19 (Collateralized by U.S. Government Obligations valued at $47,156,868, 4.00% - 4.50%, 9/1/48 - 11/20/48)	46,271	46,000
2.34%, dated 11/6/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $160,733,319, 3.00% - 5.00%, 1/1/31 - 12/1/48)	157,633	157,000
2.36%, dated 10/23/18 due 1/18/19 (Collateralized by U.S. Government Obligations valued at $110,672,734, 4.00%, 6/1/48 - 8/1/48)	108,616	108,000
2.41%, dated 11/9/18 due 2/7/19 (Collateralized by U.S. Government Obligations valued at $78,823,922, 3.50% - 4.00%, 12/1/33 - 9/1/48)	77,464	77,000
2.45%, dated 11/15/18 due 2/12/19 (Collateralized by U.S. Government Obligations valued at $80,843,228, 3.50% - 4.00%, 9/1/47 - 11/1/48)	79,478	79,000
2.49%, dated:
12/20/18 due 2/22/19 (Collateralized by U.S. Government Obligations valued at $61,255,030, 3.00% - 4.50%, 5/20/43 - 4/20/48)	60,266	60,000
12/21/18 due 2/22/19 (Collateralized by U.S. Government Obligations valued at $91,876,271, 2.25% - 4.50%, 5/15/27 - 9/1/48)	90,392	90,000
2.51%, dated:
12/17/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $92,923,546, 3.50% - 5.00%, 7/1/40 - 10/1/48)	91,590	91,000
12/20/18 due 3/20/19 (Collateralized by U.S. Government Obligations valued at $216,436,029, 0.00% - 6.25%, 8/15/19 - 11/20/48)	213,330	212,000
2.52%, dated 12/19/18 due 3/21/19 (Collateralized by U.S. Government Obligations valued at $154,170,940, 3.50% - 4.50%, 10/1/42 - 8/1/48)	151,972	151,000
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $81,629,241, 3.50%, 9/1/48)	80,040	80,000
Merrill Lynch, Pierce, Fenner & Smith at:
2.37%, dated 12/4/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $468,971,639, 2.39% - 4.50%, 12/1/28 - 11/1/48)	459,837	458,900
2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $118,369,892, 4.00%, 4/20/47)	116,057	116,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
2.45%, dated 12/11/18 due 2/11/19 (Collateralized by U.S. Government Obligations valued at $199,197,798, 2.65% - 4.50%, 10/1/24 - 3/1/48)	195,823	195,000
2.48%, dated 12/17/18 due 2/15/19 (Collateralized by U.S. Government Obligations valued at $170,527,753, 2.14% - 6.00%, 3/1/24 - 11/15/59)	167,690	167,000
2.49%, dated 12/19/18 due 2/19/19 (Collateralized by U.S. Government Obligations valued at $77,595,065, 2.38% - 4.51%, 9/1/31 - 12/1/48)	76,326	76,000
2.5%, dated:
12/19/18 due 2/20/19 (Collateralized by U.S. Government Obligations valued at $262,394,859, 2.50% - 4.51%, 8/1/19 - 12/1/48)	258,124	257,000
12/24/18 due:
2/22/19 (Collateralized by U.S. Government Obligations valued at $213,313,238, 2.32% - 6.50%, 8/1/23 - 12/1/48)	209,871	209,000
2/26/19 (Collateralized by U.S. Government Obligations valued at $76,547,813, 2.35% - 5.10%, 3/1/19 - 12/1/48)	75,333	75,000
12/26/18 due:
2/27/19 (Collateralized by U.S. Government Obligations valued at $148,992,392, 2.07% - 5.54%, 5/1/21 - 12/1/48)	146,639	146,000
2/28/19 (Collateralized by U.S. Government Obligations valued at $192,873,713, 2.50% - 5.00%, 6/1/26 - 9/1/48)	189,840	189,000
12/31/18 due 3/1/19 (Collateralized by U.S. Government Obligations valued at $145,880,259, 2.00% - 4.51%, 9/1/31 - 12/1/48)	143,596	143,000
3.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $69,373,487, 0.00% - 4.00%, 7/15/27 - 8/20/48)	68,013	68,000
MUFG Securities (Canada), Ltd. at 3.02%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $58,149,755, 4.00% - 4.50%, 2/1/48 - 7/1/48)	57,010	57,000
Nomura Securities International, Inc. at 3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $368,032,464, 0.00% - 7.50%, 1/1/20 - 4/20/68)	360,560	360,500
RBC Capital Markets Corp. at 2.46%, dated 12/13/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $780,470,116, 2.00% - 6.00%, 12/1/22 - 12/1/48)	768,699	764,000
RBC Financial Group at:
2.31%, dated 10/16/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $194,771,585, 2.5% - 5.5%, 2/1/27-6/1/51)	191,097	190,000
2.35%, dated 10/26/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $142,477,336, 2.09% - 5.00%, 4/1/26 - 6/1/51)	139,817	139,000
2.36%, dated:
10/29/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $317,098,099, 2.34% - 5.50%, 1/1/26-6/1/51)	310,843	309,000
10/30/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $316,559,463, 2.09% - 6.00%, 1/1/27 - 2/1/57)	310,843	309,000
2.47%, dated 12/20/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $883,498,981, 1.50% - 7.00%, 7/1/23 - 6/1/51)	866,959	865,000
Sumitomo Mitsui Trust Bank Ltd. at:
2.53%, dated 12/18/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $135,470,100, 3.5%, 7/1/47)	132,524	132,366
2.56%, dated 12/20/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $198,599,426, 3.5%, 10/1/47-1/1/48)	194,248	194,000
2.57%, dated:
12/21/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $197,475,852, 3.5%, 2/1/47-1/1/48)	193,248	193,000
12/26/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $198,426,471, 3.5%, 2/1/47-12/1/47)	194,277	194,000
12/28/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $196,326,811, 3.5%, 8/1/47-5/1/48)	192,192	192,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $22,522,507)		22,522,507

U.S. Treasury Repurchase Agreement - 23.0%
With:
Barclays Bank PLC at 2.95%, dated 12/31/18 due 1/2/19:
(Collateralized by U.S. Treasury Obligations valued at $1,679,788,277, 0.00% - 7.88%, 5/16/19 - 11/15/48)	1,642,269	1,642,000
(Collateralized by U.S. Treasury Obligations valued at $324,413,159, 0.88% - 2.63%, 1/31/19 - 5/15/27)	318,052	318,000
(Collateralized by U.S. Treasury Obligations valued at $55,089,028, 1.38% - 7.50%, 8/15/22 - 8/15/26)	54,009	54,000
BMO Harris Bank NA at:
2.34%, dated:
11/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,749,921, 2.75%, 2/20/19)	140,592	140,000
11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $144,051,241, 2.38% - 3.63%, 2/15/20 - 1/31/23)	140,582	140,000
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $129,487,774, 2.00%, 9/30/20)	126,491	126,000
2.36%, dated:
11/5/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $281,687,238, 2.25% - 3.38%, 11/15/19 - 5/15/44)	275,563	274,000
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,567,791, 2.00%, 2/15/25)	140,642	140,000
2.37%, dated 11/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $287,361,373, 3.63%, 8/15/19)	281,659	280,000
2.39%, dated 12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $85,867,893, 3.38% - 3.88%, 11/15/19 - 8/15/40)	83,259	83,000
2.4%, dated 11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $72,006,532, 2.13%, 2/29/24)	70,429	70,000
2.41%, dated:
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,985,903, 2.25%, 3/31/21)	140,900	140,000
12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $141,106,468, 2.88%, 10/15/21)	138,085	137,900
12/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $280,031,497, 2.25%, 10/31/24)	274,385	274,000
2.43%, dated 12/31/18 due 1/7/19:
(Collateralized by U.S. Treasury Obligations valued at $264,193,701, 2.75% - 3.00%, 9/15/21 - 11/15/45)	258,401	258,000
(Collateralized by U.S. Treasury Obligations valued at $132,000,299, 1.13%, 7/31/21)	129,200	129,000
(Collateralized by U.S. Treasury Obligations valued at $132,048,030, 3.00%, 10/31/25)	129,200	129,000
BNP Paribas, SA at:
2.37%, dated 11/23/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $115,564,656, 1.38% - 3.13%, 7/31/20 - 11/15/47)	113,417	113,000
2.38%, dated:
11/26/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $292,622,416, 1.13% - 6.75%, 3/31/20 - 11/15/46)	285,070	284,000
12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $218,878,842, 1.13% - 8.00%, 3/31/20 - 11/15/47)	214,453	214,000
2.39%, dated:
11/27/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $425,757,067, 0.75% - 8.00%, 7/15/19 - 11/15/47)	416,525	414,900
12/11/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $389,365,610, 0.00% - 4.75%, 1/3/19 - 2/15/46)	380,706	380,000
2.41%, dated 12/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $282,305,269, 1.50% - 8.75%, 5/31/19 - 11/15/43)	276,536	276,000
2.44%, dated:
12/3/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $182,271,642, 1.00% - 8.13%, 9/30/19 - 11/15/46)	179,098	178,000
12/4/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $227,488,213, 1.38% - 8.75%, 12/15/19 - 2/15/48)	222,363	221,000
12/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $324,196,240, 1.25% - 8.13%, 8/31/20 - 2/15/48)	317,666	317,000
2.45%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $169,987,776, 0.00% - 8.13%, 1/3/19 - 2/15/48)	167,017	166,000
12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $111,605,086, 0.00% - 4.38%, 1/3/19 - 2/15/47)	109,230	109,000
2.46%, dated:
12/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $351,239,994, 1.75% - 8.75%, 8/15/20 - 8/15/45)	344,799	344,000
12/24/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $138,805,345, 0.00% - 7.50%, 1/3/19 - 2/15/48)	136,585	136,000
CIBC Bank U.S.A. at:
2.31%, dated 11/7/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $142,811,721, 1.88% - 3.75%, 11/15/21 - 2/15/48)	139,517	139,000
2.36%, dated 11/21/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $259,884,618, 1.75% - 3.00%, 11/15/21 - 5/15/45)	254,966	254,000
2.41%, dated 12/13/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $104,179,303, 2.25%, 2/15/27)	102,137	102,000
Credit AG at 2.47%, dated 12/24/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $69,402,840, 2.13%, 11/30/23)	68,140	68,000
Deutsche Bank AG at 2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $647,781,661, 0.00% - 8.13%, 1/24/19 - 8/15/47)	634,102	634,000
Deutsche Bank Securities, Inc. at:
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $26,524,295, 2.75%, 11/15/23)	26,004	26,000
3%, dated 12/31/18 due 1/2/19:
(Collateralized by U.S. Treasury Obligations valued at $106,287,282, 1.14% - 3.13%, 4/30/19 - 8/15/44)	104,017	104,000
(Collateralized by U.S. Treasury Obligations valued at $213,215,577, 2.88%, 10/31/23)	209,035	209,000
Fixed Income Clearing Corp. - BNYM at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,080,180,051, 1.63% - 3.75%, 4/30/20 - 11/15/43)	1,059,174	1,059,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,080,180,054, 0.00% - 2.13%, 11/7/19 - 3/31/24)	1,059,177	1,059,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19:
(Collateralized by U.S. Treasury Obligations valued at $323,477,198, 0.88% - 3.38%, 6/15/19 - 5/15/44)	317,155	317,000
(Collateralized by U.S. Treasury Obligations valued at $162,248,208, 1.38% - 2.75%, 4/30/20 - 2/15/28)	159,078	159,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $106,548,277, 1.25%, 3/31/21)	104,017	104,000
ING Financial Markets LLC at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $85,638,338, 2.75%, 6/30/25)	84,014	84,000
3%, dated 12/31/18 due 1/2/19:
(Collateralized by U.S. Treasury Obligations valued at $365,361,980, 2.00%, 11/30/22)	358,060	358,000
(Collateralized by U.S. Treasury Obligations valued at $64,310,732, 1.50%, 5/31/19)	63,011	63,000
Lloyds Bank PLC at:
2.32%, dated 10/10/18 due 1/16/19 (Collateralized by U.S. Treasury Obligations valued at $212,196,046, 2.00% - 8.00%, 1/31/20 - 8/15/26)	208,307	207,000
2.37%, dated 10/25/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $142,366,449, 6.00%, 2/15/26)	139,842	139,000
2.39%, dated 11/15/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $71,647,914, 1.38%, 9/15/20)	70,330	70,000
2.4%, dated 11/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $159,481,709, 6.00%, 2/15/26)	156,634	156,000
Morgan Stanley & Co., LLC at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $319,312,383, 0.00% - 6.50%, 6/20/19 - 8/15/28)	313,051	313,000
MUFG Securities (Canada), Ltd. at 3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $205,054,175, 1.63% - 2.88%, 9/15/21 - 2/15/26)	201,034	201,000
MUFG Securities EMEA PLC at:
2.41%, dated 12/12/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $97,081,763, 2.88%, 8/15/28)	95,191	95,000
2.42%, dated 12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $138,868,318, 2.75% - 3.00%, 2/28/25 - 8/15/28)	136,256	136,000
2.43%, dated 12/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $97,987,189, 1.38% - 2.75%, 9/30/20 - 2/28/25)	96,143	96,000
2.44%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $83,804,612, 1.63% - 2.63%, 8/31/19 - 7/31/20)	82,233	82,000
12/18/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $281,916,814, 1.13% - 2.88%, 2/29/20 - 11/15/46)	276,199	275,900
2.45%, dated 12/21/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $182,721,409, 1.13% - 2.63%, 2/28/19 - 5/15/26)	179,158	179,000
2.46%, dated:
12/19/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $188,795,578, 1.38% - 2.75%, 5/15/20 - 8/15/26)	185,202	185,000
12/24/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $270,331,916, 1.88% - 2.75%, 6/30/20 - 5/15/27)	265,199	265,000
2.48%, dated 12/20/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $104,108,631, 1.00% - 2.25%, 3/15/19 - 5/31/20)	102,091	102,000
2.49%, dated 12/19/18 due 1/22/19 (Collateralized by U.S. Treasury Obligations valued at $334,759,408, 2.63%, 8/15/20)	328,771	328,000
2.5%, dated 12/28/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $107,011,775, 1.00% - 2.88%, 10/15/19 - 5/31/25)	104,973	104,900
2.52%, dated 12/28/18 due 1/10/19 (Collateralized by U.S. Treasury Obligations valued at $132,631,760, 1.50% - 1.88%, 10/31/19 - 8/15/22)	130,118	130,000
2.59%, dated 12/28/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $81,627,500, 2.75% - 3.50%, 5/15/20 - 2/28/25)	80,029	80,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $45,866,380, 2.63%, 12/31/23)	45,007	45,000
Natixis SA at:
2.35%, dated 12/3/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $284,098,541, 1.00% - 7.63%, 11/15/19 - 11/15/46)	278,462	277,900
2.43%, dated 11/28/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $144,159,856, 1.75% - 2.88%, 8/31/20 - 7/31/25)	141,876	141,000
2.46%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $707,127,433, 1.25% - 6.63%, 2/29/20 - 2/15/48)	693,466	692,000
12/20/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $138,843,278, 1.50% - 2.75%, 7/15/20 - 5/15/27)	136,567	136,000
Nomura Securities International, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,161,373,294, 1.50% - 7.63%, 4/30/20 - 11/15/46)	1,136,186	1,136,000
Norinchukin Bank at:
2.39%, dated 10/19/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $112,745,954, 1.50%, 8/15/26)	110,665	110,000
2.4%, dated 10/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $142,434,445, 2.00%, 11/15/26)	139,853	139,000
2.48%, dated 11/14/18 due 2/14/19 (Collateralized by U.S. Treasury Obligations valued at $71,633,582, 1.50%, 8/15/26)	70,444	70,000
2.49%, dated 11/19/18 due 2/19/19 (Collateralized by U.S. Treasury Obligations valued at $145,262,436, 2.00%, 11/15/26)	142,904	142,000
2.51%, dated 11/28/18 due 2/28/19 (Collateralized by U.S. Treasury Obligations valued at $216,740,330, 3.63%, 2/15/20)	213,360	212,000
2.54%, dated:
12/4/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $141,032,371, 2.00%, 11/15/26)	138,876	138,000
12/17/18 due 3/19/19 (Collateralized by U.S. Treasury Obligations valued at $70,450,625, 1.50%, 8/15/26)	69,448	69,000
2.55%, dated:
12/18/18 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $69,424,780, 1.50%, 8/15/26)	68,434	68,000
12/21/18 due 3/22/19 (Collateralized by U.S. Treasury Obligations valued at $138,819,575, 2.00%, 11/15/26)	136,877	136,000
Prudential Insurance Co. of America at 3.01%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $587,399,560, 1.00% - 8.75%, 7/31/19 - 2/15/31)	576,198	576,102
RBC Dominion Securities at:
2.31%, dated:
10/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $209,108,918, 1.25% - 4.50%, 9/30/19 - 11/15/46)	205,204	204,000
10/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $140,310,363, 1.25% - 3.00%, 9/30/19 - 11/15/46)	137,673	136,900
10/22/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $141,411,085, 1.25% - 4.50%, 9/30/19 - 11/15/47)	138,744	138,000
10/23/18 due 1/7/19:
(Collateralized by U.S. Treasury Obligations valued at $141,299,403, 1.25% - 3.00%, 3/31/20 - 11/15/46)	138,599	137,900
(Collateralized by U.S. Treasury Obligations valued at $141,401,464, 1.25% - 3.00%, 9/30/20 - 11/15/47)	138,708	138,000
(Collateralized by U.S. Treasury Obligations valued at $84,021,073, 1.25% - 3.00%, 9/30/20 - 11/15/46)	82,437	82,000
2.32%, dated:
10/23/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $142,935,775, 0.75% - 7.13%, 2/15/19 - 2/15/48)	139,779	139,000
10/25/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $70,693,141, 0.75% - 4.38%, 2/15/19 - 11/15/47)	69,369	69,000
2.33%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,299,528, 1.13% - 4.50%, 9/30/19 - 11/15/46)	140,607	140,000
2.36%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,306,076, 1.25% - 3.00%, 9/30/19 - 11/15/47)	140,762	140,000
2.37%, dated 11/21/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $72,640,452, 1.25% - 4.50%, 9/30/19 - 11/15/47)	71,290	71,000
2.38%, dated:
11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,310,885, 1.25% - 4.50%, 9/30/19 - 11/15/47)	140,879	140,000
11/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,428,604, 1.75% - 4.25%, 10/31/20 - 8/15/47)	140,842	140,000
11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $143,635,005, 1.13% - 3.00%, 9/30/19 - 2/15/48)	140,796	140,000
2.39%, dated:
11/13/18 due 1/7/19:
(Collateralized by U.S. Treasury Obligations valued at $143,305,894, 0.75% - 4.25%, 2/15/19 - 11/15/46)	140,874	140,000
(Collateralized by U.S. Treasury Obligations valued at $143,274,523, 1.25% - 2.88%, 9/30/19 - 11/15/46)	140,911	140,000
11/14/18 due 1/7/19:
(Collateralized by U.S. Treasury Obligations valued at $286,664,019, 1.25% - 3.00%, 9/30/20 - 11/15/46)	281,803	280,000
(Collateralized by U.S. Treasury Obligations valued at $143,264,760, 0.00% - 5.38%, 2/28/19 - 11/15/47)	140,920	140,000
(Collateralized by U.S. Treasury Obligations valued at $143,264,870, 1.13% - 5.38%, 3/31/20 - 11/15/46)	140,911	140,000
11/27/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $292,417,265, 0.75% - 4.38%, 2/15/19 - 11/15/44)	287,120	286,000
2.4%, dated:
11/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $145,162,654, 1.25% - 4.25%, 9/30/19 - 11/15/46)	142,695	141,900
11/30/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $212,626,760, 1.25% - 2.88%, 4/30/20 - 5/15/28)	208,832	208,000
2.41%, dated 11/15/18 due 1/7/19:
(Collateralized by U.S. Treasury Obligations valued at $144,282,523, 1.25% - 3.00%, 3/31/20 - 11/15/46)	141,906	141,000
(Collateralized by U.S. Treasury Obligations valued at $144,282,569, 1.25% - 3.00%, 3/31/20 - 11/15/47)	141,934	141,000
2.43%, dated 12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $141,240,297, 1.25% - 7.13%, 9/30/19 - 8/15/39)	138,298	138,000
2.44%, dated:
12/4/18 due 1/7/19:
(Collateralized by U.S. Treasury Obligations valued at $184,880,764, 1.38% - 2.88%, 7/31/20 - 3/31/25)	181,942	180,900
(Collateralized by U.S. Treasury Obligations valued at $284,031,328, 1.13% - 5.38%, 9/30/20 - 5/15/48)	279,520	277,900
12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $282,049,080, 0.00% - 5.38%, 2/28/19 - 11/15/47)	277,515	276,000
2.46%, dated:
12/7/18 due 1/7/19:
(Collateralized by U.S. Treasury Obligations valued at $207,427,922, 1.25% - 3.13%, 9/30/19 - 8/15/46)	204,248	203,000
(Collateralized by U.S. Treasury Obligations valued at $207,335,537, 1.25% - 7.13%, 4/30/20 - 2/15/47)	204,162	202,900
12/20/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $278,707,432, 0.00% - 3.63%, 5/15/19 - 11/15/47)	273,616	273,000
RBC Financial Group at 2.31%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $286,789,886, 1.88% - 8.50%, 2/15/20 - 8/15/45)	281,078	280,000
Societe Generale at:
2.33%, dated 11/2/18 due 1/10/19 (Collateralized by U.S. Treasury Obligations valued at $150,514,698, 0.00% - 8.13%, 1/3/19 - 5/15/47)	146,652	146,000
2.4%, dated 12/3/18 due 1/11/19 (Collateralized by U.S. Treasury Obligations valued at $423,045,050, 0.75% - 8.88%, 2/15/19 - 11/15/47)	412,069	411,000
2.41%, dated 12/4/18 due 1/14/19 (Collateralized by U.S. Treasury Obligations valued at $196,480,244, 0.00% - 6.63%, 1/3/19 - 8/15/47)	191,524	191,000
Sumitomo Mitsui Trust Bank Ltd. at 2.54%, dated 12/19/18 due (Collateralized by U.S. Treasury Obligations valued at $56,299,183, 2.75%, 11/15/23)	55,081	55,000
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $384,745,720, 1.15% - 3.13%, 4/30/19 - 5/15/48)	376,062	376,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $26,044,002)		26,044,002
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $115,492,942)		115,492,942
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(1,917,736)
NET ASSETS - 100%		$113,575,206

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$1,467,379,000 due 1/02/19 at 2.40%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$92,599
Sumitomo Mitsu Bk Corp Ny (DI)	1,254,966
Wells Fargo Securities LLC	119,814
$1,467,379
$11,791,462,000 due 1/02/19 at 2.98%
BNP Paribas, S.A.	263,986
Bank of America NA	930,951
Bank of Nova Scotia	370,059
Citibank NA	1,749,909
Citigroup Global Markets, Inc.	999,948
Credit Agricole CIB New York Branch	554,971
ING Financial Markets LLC	9,999
J.P. Morgan Securities, Inc.	1,461,924
Merrill Lynch, Pierce, Fenner & Smith, Inc.	373,980
Mizuho Securities USA, Inc.	351,982
RBC Dominion Securities, Inc.	32,998
Societe Generale (Paris)	1,999,896
Sumitomo Mitsu Bk Corp Ny (DI)	2,690,859
$11,791,462

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Money Market Portfolio

December 31, 2018

MMP-QTLY-0219
1.811317.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 30.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 5.8%
CIC London Branch
3/1/19	2.81%	$600,000	$597,258
Kbc Bank NV London
2/8/19 to 2/15/19	2.66 to 2.72	977,000	974,008
Mitsubishi UFJ Trust & Banking Corp.
1/9/19 to 1/10/19	2.49	104,000	103,954
Mizuho Bank Ltd. London Branch
1/7/19 to 2/25/19	2.49 to 2.79	219,000	218,463
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/14/19 to 4/15/19	2.50 to 3.00	753,000	751,837
			2,645,520
New York Branch, Yankee Dollar, Foreign Banks - 25.0%
Bank of Montreal
2/7/19	2.46	182,000	182,000
Bank of Montreal Chicago CD Program
1/7/19 to 7/2/19	2.54 to 2.91 (b)(c)	1,956,100	1,956,101
Bank of Nova Scotia
5/16/19	2.89 (b)(c)	185,750	185,750
Barclays Bank PLC
2/15/19	2.69	243,000	243,000
Bayerische Landesbank
1/3/19	2.70	88,000	88,000
Credit Industriel et Commercial
3/20/19	2.83 (b)(c)	110,000	109,984
DZ BANK AG
1/3/19	2.45	111,000	111,000
Landesbank Baden-Wuerttemberg New York Branch
1/2/19	2.52 to 2.70	1,010,000	1,010,000
Mitsubishi UFJ Trust & Banking Corp.
1/24/19 to 3/1/19	2.44 to 2.80 (b)	1,081,000	1,081,000
Mizuho Corporate Bank Ltd.
1/11/19 to 3/5/19	2.55 to 2.76 (b)	1,416,000	1,416,000
Natixis SA
1/31/19	2.53	600,000	600,000
Royal Bank of Canada
1/22/19 to 3/20/19	2.58 to 2.75 (b)(c)	823,000	823,000
Sumitomo Mitsui Banking Corp.
1/24/19 to 2/19/19	2.47 to 2.67 (b)(c)	1,675,000	1,675,000
Sumitomo Mitsui Trust Bank Ltd.
1/14/19 to 1/28/19	2.59 to 2.67 (b)(c)	709,000	709,000
Svenska Handelsbanken AB
1/4/19 to 4/17/19	2.55 to 2.64 (b)(c)	783,000	783,000
Toronto-Dominion Bank
1/18/19 to 2/7/19	2.45 to 2.52 (b)	408,000	408,000
			11,380,835
TOTAL CERTIFICATE OF DEPOSIT
(Cost $14,026,355)			14,026,355

Financial Company Commercial Paper - 34.7%
Bank of Nova Scotia
1/14/19 to 5/22/19	2.52 to 2.75 (b)(c)	1,051,000	1,051,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/8/19 to 2/26/19	2.52 to 2.80 (d)	246,000	245,457
Bayerische Landesbank
1/2/19 to 2/12/19	2.53 to 3.01	1,336,200	1,335,054
BPCE SA
2/1/19 to 2/6/19	2.66 to 2.67	1,027,000	1,024,507
Canadian Imperial Bank of Commerce
1/7/19 to 8/5/19	2.57 to 2.71 (b)(c)	1,608,000	1,608,000
Commonwealth Bank of Australia
6/6/19 to 6/7/19	2.67 to 2.67 (b)(c)	272,000	272,000
Credit Agricole CIB
2/1/19 to 2/4/19	2.57 to 2.58	304,000	303,312
Credit Suisse AG
2/8/19 to 3/26/19	2.69 to 2.89	1,102,000	1,095,639
J.P. Morgan Securities, LLC
1/4/19 to 6/12/19	2.48 to 2.98 (b)	1,774,200	1,770,283
Landesbank Baden-Wurttemberg
1/2/19	2.71	250,000	249,981
Mitsubishi UFJ Trust & Banking Corp.
2/4/19 to 3/28/19	2.68 to 2.89	595,000	591,867
National Bank of Canada
5/10/19	2.66 (b)(c)	449,000	449,000
Nationwide Building Society
2/12/19 to 2/27/19	2.68 to 2.80	303,000	301,912
Royal Bank of Canada
4/1/19 to 4/18/19	2.50 to 2.67 (b)(c)	815,000	815,000
Societe Generale
1/2/19	2.45	228,000	227,984
Sumitomo Mitsui Banking Corp.
3/15/19	2.77	400,000	397,778
Sumitomo Mitsui Trust Bank Ltd.
1/15/19 to 2/20/19	2.53 to 2.72	521,000	520,068
Sumitomo Trust & Banking Co. Ltd.
1/17/19	2.57	43,000	42,951
The Toronto-Dominion Bank
1/2/19 to 5/13/19	2.47 to 2.76 (b)	1,818,250	1,817,475
Toyota Motor Credit Corp.
1/7/19 to 4/24/19	2.60 to 2.75 (b)(c)	430,000	430,000
UBS AG London Branch
3/18/19 to 5/7/19	2.53 to 2.72 (b)(c)	1,262,000	1,262,000
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $15,811,268)			15,811,268

Asset Backed Commercial Paper - 1.3%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

2/1/19	2.59	51,000	50,887
2/13/19	2.66	45,000	44,858
2/14/19	2.66	50,353	50,191
2/4/19	2.59	77,000	76,813
3/12/19	2.85	48,000	47,736
3/12/19	2.85	48,000	47,736
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

2/19/19	2.75	29,000	28,892
2/21/19	2.75	49,000	48,810
3/1/19	2.83	100,000	99,539
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
3/7/19	2.85	75,000	74,617
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $570,079)			570,079

Non-Financial Company Commercial Paper - 2.7%
American Electric Power Co., Inc.
1/8/19 to 1/29/19	2.88 to 2.99	189,850	189,666
Bell Canada
1/3/19 to 2/6/19	2.76 to 2.83	136,000	135,810
Duke Energy Corp.
1/9/19 to 1/17/19	2.66 to 2.86	362,000	361,717
ERP Operating LP
1/2/19 to 1/25/19	2.65 to 2.76	85,000	84,895
Eversource Energy
1/2/19	2.80	46,140	46,136
Florida Power & Light Co.
1/29/19	2.91	24,650	24,594
NBCUniversal Enterprise, Inc.
1/10/19	2.84 (d)	51,750	51,713
1/3/19	2.76 (d)	34,000	33,995
Rogers Communications, Inc.
1/10/19	2.71	31,000	30,979
1/10/19	2.71	19,000	18,987
1/9/19	2.68	100,000	99,941
Sempra Global
1/10/19	2.88	50,000	49,964
1/17/19	2.71	59,000	58,929
1/2/19	2.65	23,000	22,998
1/9/19	2.88	11,000	10,993
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,221,317)			1,221,317

Other Instrument - 1.1%
Master Notes - 1.1%
Toyota Motor Credit Corp.
1/7/19
(Cost $519,000)	2.77 (b)(c)	519,000	519,000

Non-Negotiable Time Deposit - 3.9%
Time Deposits - 3.9%
Australia & New Zealand Banking Group Ltd.
1/3/19 to 1/4/19	2.45 to 2.45	1,146,061	1,146,061
Credit Agricole CIB
1/2/19 to 1/4/19	2.52 to 2.52	446,000	446,000
Mizuho Corporate Bank Ltd.
1/2/19	2.42	200,000	200,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,792,061)			1,792,061

U.S. Government Agency Repurchase Agreement - 8.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.4% dated 12/31/18 due 1/2/19 (Collateralized by (U.S. Government Obligations) #	$317,595	$317,553
2.98% dated 12/31/18 due 1/2/19 (Collateralized by (U.S. Government Obligations) #	2,913,546	2,913,063
With:
Citibank NA at:
2.57%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $23,591,436, 1.00% - 8.88%, 2/15/19 - 5/15/43)	23,011	23,000
2.58%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $141,043,113, 0.88% - 7.50%, 6/20/19 - 2/15/48)	138,069	138,000
Deutsche Bank Securities, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $30,905,065, 3.75%, 11/15/46)	30,005	30,000
HSBC Securities, Inc. at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $185,718,278, 0.00% - 4.50%, 3/31/19 - 6/15/60)	182,090	182,000
ING Financial Markets LLC at 2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $32,651,696, 3.50% - 4.00%, 6/1/45 - 10/1/47)	32,016	32,000
Merrill Lynch, Pierce, Fenner & Smith at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $46,939,785, 3.50% - 4.50%, 7/20/47 - 8/20/48)	46,023	46,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 3.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $27,545,355, 2.38% - 3.51%, 10/1/24 - 5/1/44)	27,005	27,000
MUFG Securities (Canada), Ltd. at 3.02%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $23,361,985, 1.63% - 4.00%, 4/30/20 - 4/1/47)	22,904	22,900
Nomura Securities International, Inc. at:
2.52%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $138,787,973, 2.50% - 6.00%, 9/6/24 - 10/20/68)	136,067	136,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $145,884,358, 1.38% - 2.75%, 9/30/19 - 7/31/22)	143,024	143,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $4,010,516)		4,010,516

U.S. Treasury Repurchase Agreement - 10.4%
With:
Barclays Bank PLC at 2.95%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $666,169,222, 1.00% - 2.13%, 10/15/19 - 5/15/25)	653,107	653,000
(Collateralized by U.S. Treasury Obligations valued at $128,541,085, 1.50% - 7.25%, 5/31/22 - 8/15/26)	126,021	126,000
(Collateralized by U.S. Treasury Obligations valued at $21,423,537, 1.63% - 7.25%, 8/15/22 - 2/15/43)	21,003	21,000
Commerz Markets LLC at:
2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $95,920,473, 1.25% - 2.13%, 10/31/20 - 2/15/26)	94,046	94,000
2.65%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $84,002,505, 1.38% - 3.00%, 10/31/20 - 8/15/45)	82,042	82,000
Deutsche Bank AG at 2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $257,335,836, 0.00% - 7.50%, 1/24/19 - 5/15/44)	252,041	252,000
Deutsche Bank Securities, Inc. at:
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $118,405,826, 1.50% - 3.75%, 10/31/19 - 8/15/41)	116,058	116,000
2.63%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $237,198,378, 1.00% - 4.38%, 10/15/19 - 5/15/40)	232,119	232,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $10,201,695, 2.88%, 11/30/23)	10,002	10,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $42,847,214, 1.88%, 1/31/22)	42,007	42,000
(Collateralized by U.S. Treasury Obligations valued at $84,674,127, 2.00% - 2.38%, 4/15/21 - 4/30/24)	83,014	83,000
Fixed Income Clearing Corp. - BNYM at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $429,420,083, 0.00% - 2.00%, 8/15/19 - 6/30/24)	421,069	421,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $429,420,050, 0.00% - 2.50%, 8/15/19 - 8/15/26)	421,070	421,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $127,553,635, 2.63%, 3/31/25)
(Collateralized by U.S. Treasury Obligations valued at $127,553,635, 2.63%, 3/31/25)	125,061	125,000
(Collateralized by U.S. Treasury Obligations valued at $63,266,591, 0.00% - 2.75%, 2/12/19 - 7/31/22)	62,030	62,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $42,217,549, 2.63%, 2/28/23)	41,007	41,000
ING Financial Markets LLC at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $34,666,013, 2.75%, 6/30/25)	34,006	34,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $145,977,569, 1.88%, 8/31/22)	143,024	143,000
(Collateralized by U.S. Treasury Obligations valued at $25,499,405, 1.38%, 9/15/20)	25,004	25,000
Morgan Stanley & Co., LLC at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $127,520,962, 0.00% - 2.88%, 6/20/19 - 5/15/46)	125,020	125,000
MUFG Securities (Canada), Ltd. at:
2.5%, dated 12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,263,762, 1.75% - 2.88%, 4/30/20 - 7/31/25)	60,088	60,000
2.56%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $41,840,858, 1.13% - 2.75%, 3/31/20 - 8/15/26)	41,020	41,000
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $107,138,381, 1.25% - 2.88%, 10/31/20 - 2/29/24)	105,053	105,000
2.68%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $100,995,095, 1.13% - 2.88%, 3/31/20 - 5/15/28)	99,052	99,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $81,613,692, 1.25% - 2.88%, 1/31/20 - 8/15/26)	80,013	80,000
MUFG Securities EMEA PLC at:
2.45%, dated 12/21/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $70,060,003, 2.13% - 3.00%, 7/31/24 - 5/15/45)	68,060	68,000
2.46%, dated 12/19/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $70,822,546, 1.13% - 2.50%, 8/31/21 - 2/15/46)	69,075	69,000
2.59%, dated 12/28/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $33,013,338, 3.00%, 2/15/47)	32,012	32,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $18,543,530, 3.38%, 11/15/48)	18,003	18,000
Nomura Securities International, Inc. at:
2.51%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $23,508,202, 0.75% - 7.63%, 8/15/19 - 8/15/42)	23,011	23,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $461,387,859, 0.00% - 6.38%, 1/3/19 - 11/15/46)	452,074	452,000
RBS Securities, Inc. at 2.54%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $148,983,052, 0.88% - 2.75%, 9/15/19 - 1/31/24)	146,072	146,000
SMBC Nikko Securities America, Inc. at 3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $285,476,740, 2.88%, 10/31/20)	280,047	280,000
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $153,495,205, 3.13% - 4.63%, 2/15/40 - 5/15/48)	149,024	149,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $4,730,000)		4,730,000

Other Repurchase Agreement - 5.7%
Other Repurchase Agreement - 5.7%
With:
BNP Paribas at 2.52%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $135,047,818, 0.00% - 9.25%, 1/15/19 - 12/31/99)	130,018	130,000
Citigroup Global Markets, Inc. at:
3.09%, dated 11/16/18 due 2/14/19 (Collateralized by Corporate Obligations valued at $23,961,843, 0.00% - 6.53%, 4/25/34 - 1/1/99)	23,178	23,000
3.15%, dated 11/28/18 due 2/26/19 (Collateralized by Municipal Bond Obligations valued at $97,163,101, 0.00% - 7.20%, 1/1/19 - 6/15/49)	92,725	92,000
J.P. Morgan Securities, LLC at 2.6%, dated 12/28/18 due 1/4/19 (Collateralized by Commercial Paper valued at $234,386,843, 1/2/19 - 4/2/19)	228,115	228,000
Mizuho Securities U.S.A., Inc. at:
2.54%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $54,068,475, 1.98% - 2.45%, 8/19/20 - 6/30/22)	53,007	53,000
2.65%, dated:
12/21/18 due 1/4/19 (Collateralized by Equity Securities valued at $49,723,920)	46,047	46,000
12/26/18 due 1/7/19 (Collateralized by Equity Securities valued at $149,116,799)	138,142	138,000
12/27/18 due 1/7/19 (Collateralized by Equity Securities valued at $74,552,920)	69,071	69,000
2.74%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Government Obligations valued at $23,693,606, 2.04% - 11.85%, 1/25/21 - 4/25/46)	23,025	23,000
Morgan Stanley & Co., Inc. at 2.7%, dated 12/31/18 due:
1/4/19 (Collateralized by U.S. Government Obligations valued at $472,422,358, 0.00% - 7.33%, 6/20/19 - 2/16/53)(b)(c)(e)	460,138	460,000
1/7/19 (Collateralized by Equity Securities valued at $496,736,272)(b)(c)(e)	460,242	460,000
RBC Capital Markets Co. at 2.75%, dated 12/21/18 due 1/7/19 (Collateralized by Corporate Obligations valued at $48,025,511, 1.65% - 7.13%, 9/27/19 - 6/15/51)	46,098	46,000
Royal Bank of Canada at 2.6%, dated 12/6/18 due 1/7/19 (Collateralized by Corporate Obligations valued at $210,409,597, 1.75% - 3.35%, 4/9/20 - 10/22/22)	200,462	200,000
Societe Generale at:
2.52%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $234,183,376, 0.00% - 8.50%, 2/22/19 - 9/15/44)	223,031	223,000
2.7%, dated:
11/23/18 due 1/31/19 (Collateralized by Corporate Obligations valued at $121,079,093, 1.25% - 7.00%, 4/8/19 - 10/19/75)	115,595	115,000
11/28/18 due 1/31/19 (Collateralized by Corporate Obligations valued at $96,853,576, 1.63% - 5.88%, 7/15/19 - 4/26/48)	92,442	92,000
2.91%, dated 12/28/18 due 1/31/19 (Collateralized by Corporate Obligations valued at $146,686,459, 0.00% - 13.00%, 2/22/19 - 6/5/2115)	138,379	138,000
Wells Fargo Securities, LLC at 2.6%, dated 12/28/18 due 1/4/19 (Collateralized by Equity Secuirties valued at $49,697,969)	46,023	46,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,582,000)		2,582,000
TOTAL INVESTMENT IN SECURITIES - 99.4%
(Cost $45,262,596)		45,262,596
NET OTHER ASSETS (LIABILITIES) - 0.6%		294,918
NET ASSETS - 100%		$45,557,514

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,165,000 or 0.7% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$317,553,000 due 1/02/19 at 2.40%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$20,039
Sumitomo Mitsu Bk Corp Ny (DI)	271,585
Wells Fargo Securities LLC	25,929
$317,553
$2,913,063,000 due 1/02/19 at 2.98%
BNP Paribas, S.A.	228,308
BNY Mellon Capital Markets LLC	72,433
Bank of America NA	229,540
Bank of Nova Scotia	20,166
Citigroup Global Markets, Inc.	90,541
Credit Agricole CIB New York Branch	137,405
HSBC Securities (USA), Inc.	90,541
ING Financial Markets LLC	31,581
J.P. Morgan Securities, Inc.	791,402
Merrill Lynch, Pierce, Fenner & Smith, Inc.	103,289
Mizuho Securities USA, Inc.	86,775
RBC Dominion Securities, Inc.	8,185
Societe Generale (Paris)	36,216
Sumitomo Mitsu Bk Corp Ny (DI)	448,867
Wells Fargo Securities LLC	537,814
$2,913,063

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Money Market Portfolio

December 31, 2018

DOM-QTLY-0219
1.811333.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 22.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
London Branch, Eurodollar, Foreign Banks - 4.0%
Kbc Bank NV London
2/8/19 to 2/11/19	2.66%	$129,000	$128,639
Mitsubishi UFJ Trust & Banking Corp.
1/10/19	2.49	19,000	18,987
Mizuho Bank Ltd. London Branch
1/7/19 to 1/22/19	2.49 to 2.55	38,000	37,960
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/14/19 to 4/15/19	2.50 to 3.00	181,000	180,750
			366,336
New York Branch, Yankee Dollar, Foreign Banks - 18.3%
Bank of Montreal Chicago CD Program
2/11/19 to 7/1/19	2.54 to 2.91 (b)(c)	413,000	413,036
Bank of Nova Scotia
5/16/19	2.89 (b)(c)	44,000	44,000
DZ BANK AG
1/3/19	2.45	24,000	24,000
Mitsubishi UFJ Trust & Banking Corp.
1/24/19 to 3/1/19	2.44 to 2.70 (b)	189,000	189,007
Mizuho Corporate Bank Ltd.
1/11/19 to 3/5/19	2.55 to 2.76 (b)	167,000	167,010
Natixis SA
1/31/19	2.53	100,000	100,001
Royal Bank of Canada
1/22/19 to 3/20/19	2.58 to 2.75 (b)(c)	191,500	191,514
Sumitomo Mitsui Banking Corp.
2/6/19 to 3/1/19	2.54 to 2.73 (b)	214,000	214,017
Sumitomo Mitsui Trust Bank Ltd.
1/14/19	2.59 (b)(c)	54,000	54,003
Svenska Handelsbanken AB
1/4/19 to 4/17/19	2.55 to 2.64 (b)(c)	215,000	214,992
Toronto-Dominion Bank
2/7/19	2.45	90,000	89,987
			1,701,567
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,067,807)			2,067,903

Financial Company Commercial Paper - 27.1%
Bank of Nova Scotia
5/2/19 to 5/22/19	2.52 to 2.75 (b)(c)	85,000	84,985
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/8/19 to 2/26/19	2.52 to 2.80 (d)	41,000	40,905
BPCE SA
2/1/19 to 2/6/19	2.66 to 2.67	247,000	246,415
Canadian Imperial Bank of Commerce
2/19/19 to 8/5/19	2.61 to 2.71 (b)(c)	345,000	345,031
Credit Agricole CIB
2/1/19 to 2/4/19	2.57 to 2.58	75,000	74,827
Credit Suisse AG
2/8/19	2.69	53,000	52,853
J.P. Morgan Securities, LLC
1/4/19 to 6/12/19	2.52 to 2.98 (b)	326,000	325,746
Mitsubishi UFJ Trust & Banking Corp.
2/4/19 to 2/7/19	2.68	41,000	40,893
National Bank of Canada
5/3/19	2.62 (b)(c)	104,000	104,009
Nationwide Building Society
2/12/19	2.68	45,000	44,860
Societe Generale
1/2/19	2.45	50,000	49,993
Sumitomo Mitsui Banking Corp.
2/25/19 to 3/4/19	2.72 to 2.75	170,000	169,278
Sumitomo Mitsui Trust Bank Ltd.
1/15/19 to 2/20/19	2.53 to 2.72	128,000	127,770
Sumitomo Trust & Banking Co. Ltd.
1/17/19	2.57	10,000	9,988
The Toronto-Dominion Bank
1/25/19 to 5/13/19	2.47 to 2.76 (b)	345,000	344,654
Toyota Motor Credit Corp.
1/7/19 to 4/24/19	2.60 to 2.75 (b)(c)	118,000	118,008
UBS AG London Branch
3/18/19 to 5/7/19	2.53 to 2.72 (b)(c)	340,000	340,007
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,520,189)			2,520,222

Asset Backed Commercial Paper - 1.1%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

2/13/19	2.66	11,000	10,964
2/14/19	2.66	12,000	11,960
3/12/19	2.85	11,000	10,940
3/12/19	2.85	11,000	10,940
3/25/19	2.87	37,000	36,752
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
3/7/19	2.85	18,000	17,911
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $99,469)			99,467

U.S. Treasury Debt - 1.9%
U.S. Treasury Obligations - 1.9%
U.S. Treasury Notes
1/15/19 to 1/31/19
(Cost $173,833)	2.40	174,000	173,855

Other Instrument - 1.7%
Master Notes - 1.7%
Toyota Motor Credit Corp.
1/7/19
(Cost $157,000)	2.77 (b)(c)	157,000	157,000

Variable Rate Demand Note - 0.3%
Florida - 0.3%
Florida Timber Fin. III LLC Taxable 1/7/19, LOC Wells Fargo Bank NA, VRDN
1/7/19
(Cost $25,155)	2.50 (b)	25,155	25,155

U.S. Government Agency Debt - 3.2%
Federal Agencies - 3.2%
Federal Home Loan Bank
2/15/19 to 2/22/19
(Cost $296,025)	2.41 to 2.43	297,000	296,049

Non-Negotiable Time Deposit - 9.6%
Time Deposits - 9.6%
Australia & New Zealand Banking Group Ltd.
1/3/19 to 1/4/19	2.45	253,000	253,000
Bank of Nova Scotia
1/2/19	2.45	110,000	110,000
Credit Agricole CIB
1/2/19 to 1/4/19	2.52	98,000	98,000
Credit Suisse AG
1/2/19 to 1/3/19	2.42 to 2.44	238,000	238,000
Mizuho Corporate Bank Ltd.
1/2/19	2.42	191,000	191,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $890,000)			890,000

U.S. Government Agency Repurchase Agreement - 4.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.4% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations) #	$308,362	$308,321
2.98% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations) #	616	616
With:
Citibank NA at:
2.57%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $5,105,474, 0.00% - 7.13%, 3/8/19 - 9/15/60)	5,002	5,000
2.58%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $30,615,361, 1.63% - 2.88%, 12/15/21 - 8/15/28)	30,015	30,000
Deutsche Bank Securities, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,181,013, 3.25%, 3/15/50)	6,001	6,000
HSBC Securities, Inc. at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $40,817,204, 0.00% - 9.38%, 10/15/19 - 10/20/48)	40,020	40,000
ING Financial Markets LLC at 2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $7,142,574, 1.50% - 4.00%, 8/31/23 - 11/1/33)	7,004	7,000
Merrill Lynch, Pierce, Fenner & Smith at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $10,204,302, 4.00%, 5/20/48)	10,005	10,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 3.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $6,121,190, 3.00% - 3.50%, 1/1/24 - 6/20/45)	6,001	6,000
MUFG Securities (Canada), Ltd. at 3.02%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $5,100,909, 1.63% - 4.50%, 7/31/20 - 12/1/48)	5,001	5,000
Nomura Securities International, Inc. at 3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $31,703,608, 0.13% - 9.50%, 1/15/19 - 9/15/65)	31,005	31,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $448,937)		448,937

U.S. Treasury Repurchase Agreement - 11.2%
With:
Barclays Bank PLC at 2.95%, dated 12/31/18 due 1/2/19:
(Collateralized by U.S. Treasury Obligations valued at $144,633,658, 1.63% - 4.38%, 7/31/20 - 8/15/46)	141,023	141,000
(Collateralized by U.S. Treasury Obligations valued at $27,544,588, 1.25%, 10/31/21)	27,004	27,000
Deutsche Bank AG at 2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $55,118,266, 0.00% - 7.63%, 1/15/19 - 5/15/44)	54,009	54,000
Deutsche Bank Securities, Inc. at:
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $2,040,380, 2.88%, 11/30/23)	2,000	2,000
3%, dated 12/31/18 due 1/2/19:
(Collateralized by U.S. Treasury Obligations valued at $9,271,624, 2.75%, 11/15/47)	9,002	9,000
(Collateralized by U.S. Treasury Obligations valued at $18,484,174, 2.75%, 11/15/23 - 11/15/47)	18,003	18,000
Fixed Income Clearing Corp. - BNYM at:
2.85%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $302,940,021, 2.50%, 3/31/23 - 1/31/25)	297,047	297,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $92,820,045, 2.25%, 1/31/24)	91,015	91,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $92,820,045, 2.25%, 1/31/24)	91,015	91,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19:
(Collateralized by U.S. Treasury Obligations valued at $27,551,600, 2.63%, 3/31/25)	27,013	27,000
(Collateralized by U.S. Treasury Obligations valued at $14,286,051, 2.13% - 3.38%, 11/15/20 - 5/15/44)	14,007	14,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $9,267,810, 2.63%, 2/28/23)	9,001	9,000
ING Financial Markets LLC at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $7,142,415, 2.00% - 2.38%, 10/31/22 - 1/31/23)	7,001	7,000
3%, dated 12/31/18 due 1/2/19:
(Collateralized by U.S. Treasury Obligations valued at $31,623,526, 1.88%, 1/31/22)	31,005	31,000
(Collateralized by U.S. Treasury Obligations valued at $5,098,036, 2.38%, 1/31/23)	5,001	5,000
Morgan Stanley & Co., LLC at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $27,544,553, 0.00% - 4.38%, 6/20/19 - 2/15/38)	27,004	27,000
MUFG Securities (Canada), Ltd. at 3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $17,342,960, 1.38% - 2.88%, 1/31/21 - 1/31/24)	17,003	17,000
MUFG Securities EMEA PLC at:
2.45%, dated 12/21/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $14,411,250, 2.13% - 3.00%, 8/15/21 - 11/15/45)	14,012	14,000
2.46%, dated 12/19/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $15,480,306, 2.25%, 8/15/46)	15,016	15,000
2.59%, dated 12/28/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $7,174,134, 3.50%, 5/15/20)	7,003	7,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,120,903, 3.38%, 11/15/48)	4,001	4,000
Nomura Securities International, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $99,976,768, 1.75% - 7.63%, 8/31/22 - 5/15/41)	98,016	98,000
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $32,645,351, 1.00% - 2.88%, 3/31/19 - 5/15/28)	32,005	32,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $1,037,000)		1,037,000

Other Repurchase Agreement - 17.2%
Other Repurchase Agreement - 17.2%
With:
Citigroup Global Markets, Inc. at:
3.09%, dated 11/16/18 due 2/14/19 (Collateralized by Corporate Obligations valued at $5,421,791, 2.78% - 5.70%, 6/25/33 - 2/19/83)	5,039	5,000
3.15%, dated 11/28/18 due 2/26/19 (Collateralized by Equity Securities valued at $23,832,765)	22,173	22,000
HSBC Securities, Inc. at 2.59%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $90,387,904, 0.88% - 5.00%, 8/15/19 - 5/15/77)	87,013	87,000
ING Financial Markets LLC at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by Equity Securities valued at $28,084,617)	26,004	26,000
J.P. Morgan Securities, LLC at 2.6%, dated 12/28/18 due 1/4/19 (Collateralized by Commercial Paper valued at $52,548,969)	51,026	51,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 2.56%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $253,736,513, 0.00% - 6.88%, 8/15/19 - 9/14/77)	237,034	237,000
Mizuho Securities U.S.A., Inc. at:
2.54%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $30,604,402, 2.13%, 8/15/21)	30,004	30,000
2.65%, dated:
12/21/18 due 1/4/19 (Collateralized by Equity Securities valued at $10,809,552)	10,010	10,000
12/26/18 due 1/7/19 (Collateralized by Equity Securities valued at $32,416,777)	30,031	30,000
12/27/18 due 1/7/19 (Collateralized by Equity Securities valued at $16,207,203)	15,015	15,000
2.74%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $5,100,801, 2.63%, 12/31/23)	5,005	5,000
Morgan Stanley & Co., Inc. at 2.7%, dated 12/31/18 due:
1/4/19 (Collateralized by U.S. Government Obligations valued at $101,686,987, 2.25% - 10.50%, 1/15/19 - 7/16/48)(b)(c)(e)	99,030	99,000
1/7/19 (Collateralized by Equity Securities valued at $106,546,087) (b)(c)(e)	99,052	99,000
RBC Capital Markets Co. at 2.75%, dated 12/21/18 due 1/7/19 (Collateralized by Corporate Obligations valued at $10,514,963, 1.65% - 4.09%, 9/27/19 - 11/1/46)	10,021	10,000
Royal Bank of Canada at 2.6%, dated 12/6/18 due 1/7/19 (Collateralized by Corporate Obligations valued at $210,409,563, 1.75% - 3.35%, 2/22/19 - 6/28/23)	200,462	200,000
Societe Generale at:
2.67%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $375,718,659, 2.35% - 12.75%, 2/1/19 - 11/15/95)	348,052	348,000
2.7%, dated:
11/23/18 due 1/31/19 (Collateralized by Corporate Obligations valued at $28,435,053, 1.63% - 8.50%, 5/22/19 - 10/15/46)	27,140	27,000
11/28/18 due 1/31/19 (Collateralized by Corporate Obligations valued at $22,166,702, 2.25% - 5.13%, 5/19/19 - 7/14/27)	21,101	21,000
2.91%, dated 12/28/18 due 1/31/19 (Collateralized by Corporate Obligations valued at $31,902,366, 2.80% - 10.75%, 11/19/19 - 5/21/28)	30,082	29,999
Wells Fargo Securities, LLC at:
2.56%, dated 12/31/18 due 1/2/19 (Collateralized by Equity Securities valued at $162,023,114)	150,021	150,000
2.59%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $93,973,520, 0.25% - 8.00%, 2/1/19 - 8/15/28)	87,013	87,000
2.6%, dated 12/28/18 due 1/4/19 (Collateralized by Equity Securities valued at $10,803,913)	10,005	10,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $1,598,999)		1,598,999
TOTAL INVESTMENT IN SECURITIES - 100.4%
(Cost $9,314,414)		9,314,587
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(38,749)
NET ASSETS - 100%		$9,275,838

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,905,000 or 0.4% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$308,321,000 due 1/02/19 at 2.40%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$19,457
Sumitomo Mitsu Bk Corp Ny (DI)	263,690
Wells Fargo Securities LLC	25,174
$308,321
$616,000 due 1/02/19 at 2.98%
BNP Paribas, S.A.	14
Bank of America NA	49
Bank of Nova Scotia	19
Citibank NA	91
Citigroup Global Markets, Inc.	52
Credit Agricole CIB New York Branch	29
ING Financial Markets LLC	1
J.P. Morgan Securities, Inc.	76
Merrill Lynch, Pierce, Fenner & Smith, Inc.	20
Mizuho Securities USA, Inc.	18
RBC Dominion Securities, Inc.	2
Societe Generale (Paris)	104
Sumitomo Mitsu Bk Corp Ny (DI)	141
$616

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Reserves Portfolio

December 31, 2018

IYT-QTLY-0219
1.9871325.102

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 24.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.4%
First Republic Bank (CD)
1/3/19	2.50%	$27,000	$27,000
London Branch, Eurodollar, Foreign Banks - 4.6%
CIC London Branch
3/1/19	2.81	60,000	59,741
Kbc Bank NV London
2/8/19 to 2/11/19	2.66	83,000	82,768
Mizuho Bank Ltd. London Branch
1/7/19 to 2/25/19	2.49 to 2.79	81,000	80,847
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/14/19 to 3/1/19	2.50 to 2.77	82,000	81,836
			305,192
New York Branch, Yankee Dollar, Foreign Banks - 19.8%
Bank of Montreal
2/7/19	2.46	27,000	26,996
Bank of Montreal Chicago CD Program
1/7/19 to 7/2/19	2.54 to 2.91 (b)(c)	286,000	286,023
Bank of Nova Scotia
5/16/19	2.89 (b)(c)	28,000	28,000
Bayerische Landesbank
1/3/19	2.70	13,000	13,000
DZ BANK AG
1/3/19	2.45	16,785	16,785
Landesbank Baden-Wuerttemberg New York Branch
1/2/19	2.52 to 2.70	151,000	151,001
Mitsubishi UFJ Trust & Banking Corp.
1/24/19 to 3/1/19	2.44 to 2.70 (b)	112,000	112,004
Mizuho Corporate Bank Ltd.
1/11/19	2.55 (b)(c)	60,000	60,002
Natixis SA
1/31/19	2.53	60,000	60,000
Royal Bank of Canada
3/13/19 to 3/20/19	2.58 to 2.62 (b)(c)	102,750	102,755
Sumitomo Mitsui Banking Corp.
1/24/19 to 2/7/19	2.47 to 2.67 (b)(c)	201,000	201,019
Sumitomo Mitsui Trust Bank Ltd.
1/14/19 to 1/28/19	2.59 to 2.67 (b)(c)	66,000	66,007
Svenska Handelsbanken AB
1/4/19 to 4/17/19	2.55 to 2.64 (b)(c)	117,000	116,995
Toronto-Dominion Bank
1/18/19 to 2/7/19	2.45 to 2.52 (b)	87,000	86,992
			1,327,579
TOTAL CERTIFICATE OF DEPOSIT
(Cost $1,659,701)			1,659,771

Financial Company Commercial Paper - 28.2%
Bank of Nova Scotia
3/25/19 to 5/22/19	2.52 to 2.75 (b)(c)	72,000	71,992
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/8/19 to 2/26/19	2.52 to 2.80 (d)	32,250	32,181
Bayerische Landesbank
1/2/19 to 2/12/19	2.53 to 3.01	199,000	198,830
BPCE SA
2/1/19	2.66	93,000	92,793
Canadian Imperial Bank of Commerce
1/23/19 to 8/5/19	2.57 to 2.71 (b)(c)	223,000	223,019
Credit Agricole CIB
2/1/19 to 2/4/19	2.57 to 2.58	45,000	44,896
Credit Suisse AG
2/8/19	2.69	33,000	32,908
J.P. Morgan Securities, LLC
2/1/19 to 5/1/19	2.48 to 2.76 (b)	226,000	225,961
Landesbank Baden-Wurttemberg
1/2/19	2.71	38,000	37,995
Mitsubishi UFJ Trust & Banking Corp.
2/4/19 to 3/28/19	2.68 to 2.89	41,000	40,829
National Bank of Canada
5/3/19	2.62 (b)(c)	67,000	67,006
Nationwide Building Society
2/7/19	2.68	22,000	21,940
Royal Bank of Canada
4/1/19 to 4/18/19	2.50 to 2.67 (b)(c)	120,000	119,999
Societe Generale
1/2/19	2.45	34,000	33,995
Sumitomo Mitsui Banking Corp.
2/25/19 to 3/15/19	2.72 to 2.77	80,000	79,635
Sumitomo Mitsui Trust Bank Ltd.
1/15/19 to 2/20/19	2.53 to 2.72	76,000	75,860
Sumitomo Trust & Banking Co. Ltd.
1/17/19	2.57	6,000	5,993
The Toronto-Dominion Bank
1/2/19 to 5/13/19	2.47 to 2.63 (b)	227,000	226,808
Toyota Motor Credit Corp.
1/7/19 to 4/24/19	2.60 to 2.75 (b)(c)	64,000	64,004
UBS AG London Branch
3/18/19 to 5/7/19	2.53 to 2.72 (b)(c)	188,000	188,003
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $1,884,651)			1,884,647

Asset Backed Commercial Paper - 1.2%
Atlantic Asset Securitization Corp. (Liquidity Facility Credit Agricole CIB)

2/1/19	2.59	8,000	7,981
2/13/19	2.66	7,000	6,977
2/14/19	2.66	8,000	7,973
2/14/19	2.66	31,000	30,896
2/4/19	2.59	12,000	11,969
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

2/19/19	2.75	5,000	4,982
2/21/19	2.75	8,000	7,970
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $78,756)			78,748

Non-Financial Company Commercial Paper - 3.5%
American Electric Power Co., Inc.
1/10/19 to 1/29/19	2.88 to 2.99	30,000	29,968
Bell Canada
1/3/19 to 2/5/19	2.71 to 2.91	38,000	37,943
Duke Energy Corp.
1/3/19 to 1/18/19	2.66 to 2.86	64,400	64,342
ERP Operating LP
1/2/19 to 1/25/19	2.65 to 2.76	12,000	11,983
Eversource Energy
1/2/19	2.80	7,000	6,999
Florida Power & Light Co.
1/11/19 to 1/29/19	2.81 to 2.91	18,800	18,779
NBCUniversal Enterprise, Inc.
1/10/19	2.84 (d)	8,000	7,994
1/3/19	2.76 (d)	5,000	4,999
Rogers Communications, Inc.
1/10/19	2.71	8,000	7,994
1/9/19	2.68	16,000	15,989
Sempra Global
1/14/19	2.71	9,000	8,990
1/2/19	2.65	3,000	3,000
1/9/19	2.88	9,000	8,994
Virginia Electric & Power Co.
1/15/19	2.90	6,500	6,493
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $234,482)			234,467

U.S. Treasury Debt - 1.8%
U.S. Treasury Obligations - 1.8%
U.S. Treasury Notes
1/15/19 to 1/31/19
(Cost $117,887)	2.40	118,000	117,902

Other Instrument - 1.2%
Master Notes - 1.2%
Toyota Motor Credit Corp.
1/7/19
(Cost $78,000)	2.77 (b)(c)	78,000	78,000

U.S. Government Agency Debt - 3.0%
Federal Agencies - 3.0%
Federal Home Loan Bank
2/15/19 to 2/22/19
(Cost $203,331)	2.41 to 2.43	204,000	203,347

Non-Negotiable Time Deposit - 4.5%
Time Deposits - 4.5%
Australia & New Zealand Banking Group Ltd.
1/3/19 to 1/4/19	2.45	170,000	170,000
Bank of Nova Scotia
1/2/19	2.45	66,000	66,000
Credit Agricole CIB
1/2/19 to 1/4/19	2.52	66,000	66,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $302,000)			302,000

U.S. Government Agency Repurchase Agreement - 10.8%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 2.98% dated 12/31/18 due 1/2/19 (Collateralized by (U.S. Government Obligations)) #	$609,135	$609,034
With:
Citibank NA at:
2.57%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,571, 1.13% - 3.75%, 5/28/20 - 8/15/41)	3,001	3,000
2.58%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $20,410,287, 1.63% - 3.29%, 12/15/21 - 7/12/32)	20,010	20,000
Deutsche Bank Securities, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $4,120,675, 0.00%, 2/15/20 - 5/15/37)	4,001	4,000
HSBC Securities, Inc. at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $27,551,666, 2.13% - 2.63%, 8/15/21 - 3/31/25)	27,013	27,000
ING Financial Markets LLC at 2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $5,101,880, 0.00% - 4.19%, 1/31/19 - 8/1/31)	5,003	5,000
Merrill Lynch, Pierce, Fenner & Smith at 2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Government Obligations valued at $7,143,012, 4.00%, 5/20/48)	7,003	7,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 3.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $4,080,793, 2.73% - 2.91%, 6/1/42 - 2/1/44)	4,001	4,000
MUFG Securities (Canada), Ltd. at 3.02%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Government Obligations valued at $3,060,552, 1.63% - 4.50%, 7/31/20 - 12/1/48)	3,001	3,000
Nomura Securities International, Inc. at:
2.52%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $20,410,103, 1.88% - 5.00%, 12/15/20 - 10/1/48)	20,010	20,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $21,423,657, 2.50%, 12/31/20)	21,004	21,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $723,034)		723,034

U.S. Treasury Repurchase Agreement - 13.7%
With:
Barclays Bank PLC at 2.95%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $18,363,010, 1.38% - 7.25%, 8/15/22 - 8/31/23)	18,003	18,000
(Collateralized by U.S. Treasury Obligations valued at $3,060,545, 0.00% - 2.88%, 3/28/19 - 8/15/26)	3,000	3,000
(Collateralized by U.S. Treasury Obligations valued at $97,048,870, 2.75% - 6.25%, 2/15/24 - 2/15/41)	95,016	95,000
Commerz Markets LLC at:
2.53%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $14,426,168, 3.00%, 5/15/45)	14,007	14,000
2.65%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,267,593, 1.38% - 2.88%, 9/30/23 - 8/15/45)	12,006	12,000
Deutsche Bank AG at 2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $37,833,372, 0.00% - 3.38%, 1/24/19 - 2/15/47)	37,006	37,000
Deutsche Bank Securities, Inc. at:
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $17,516,347, 2.75%, 11/15/47)	17,009	17,000
2.63%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $34,685,070, 2.25%, 2/15/21)	34,017	34,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $1,020,241, 2.88%, 11/30/23)	1,000	1,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $6,121,106, 0.00%, 1/8/19)	6,001	6,000
(Collateralized by U.S. Treasury Obligations valued at $12,242,075, 2.88%, 11/30/23)	12,002	12,000
Fixed Income Clearing Corp. - BNYM at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $62,220,090, 1.13%, 8/31/21)	61,010	61,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $62,220,030, 1.13% - 2.63%, 8/31/21 - 12/31/23)	61,010	61,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19
(Collateralized by U.S. Treasury Obligations valued at $18,367,801, 2.63%, 3/31/25)	18,009	18,000
(Collateralized by U.S. Treasury Obligations valued at $9,183,900, 2.63%, 3/31/25)	9,004	9,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,178,203, 2.63%, 2/28/23)	6,001	6,000
ING Financial Markets LLC at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,103,889, 2.00% - 2.38%, 10/31/22 - 1/31/23)	5,001	5,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $21,423,026, 1.88%, 1/31/22)	21,004	21,000
(Collateralized by U.S. Treasury Obligations valued at $4,087,085, 1.50%, 5/15/20)	4,001	4,000
Morgan Stanley & Co., LLC at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $18,363,094, 0.00% - 2.75%, 6/20/19 - 5/15/46)	18,003	18,000
MUFG Securities (Canada), Ltd. at:
2.56%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,123,098, 1.13% - 3.50%, 5/15/20 - 7/31/25)	6,003	6,000
2.58%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $15,305,546, 2.25% - 2.88%, 3/31/20 - 10/31/23)	15,008	15,000
2.68%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $14,282,209, 1.38% - 2.88%, 1/31/20 - 8/15/26)	14,007	14,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $12,242,090, 2.75%, 6/30/25 - 8/31/25)	12,002	12,000
MUFG Securities EMEA PLC at:
2.45%, dated 12/21/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $10,320,601, 2.25% - 3.00%, 11/15/45 - 8/15/46)	10,009	10,000
2.46%, dated 12/19/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $11,348,216, 2.25%, 8/15/46)	11,012	11,000
2.59%, dated 12/28/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $5,229,538, 3.00%, 2/15/47)	5,002	5,000
Nomura Securities International, Inc. at:
2.51%, dated 12/26/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $3,061,575, 1.25% - 3.38%, 8/31/19 - 5/15/44)	3,001	3,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $67,331,122, 1.38% - 2.25%, 9/30/20 - 10/31/22)	66,011	66,000
RBS Securities, Inc. at 2.54%, dated 12/27/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $22,449,521, 2.63%, 6/15/21)	22,011	22,000
SMBC Nikko Securities America, Inc. at 3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $285,517,814, 2.75% - 2.88%, 10/31/20 - 11/30/20)	280,047	280,000
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $22,443,733, 1.13% - 2.63%, 1/31/19 - 6/30/23)	22,004	22,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $918,000)		918,000

Other Repurchase Agreement - 6.0%
Other Repurchase Agreement - 6.0%
With:
BNP Paribas at 2.52%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Obligations valued at $19,952,794, 2.75% - 6.88%, 1/15/20 - 10/1/48)	19,003	19,000
Citigroup Global Markets, Inc. at:
3.09%, dated 11/16/18 due 2/14/19 (Collateralized by Corporate Obligations valued at $4,337,429, 2.78% - 5.70%, 6/25/33 - 10/25/37)	4,031	4,000
3.15%, dated 11/28/18 due 2/26/19 (Collateralized by Municipal Bond Obligations valued at $15,166,305, 5.13% - 5.25%, 6/1/24 - 7/1/42)	14,110	14,000
J.P. Morgan Securities, LLC at 2.6%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Government Obligations valued at $35,032,648, 0.55% - 4.09%, 7/25/19 - 1/25/49)	34,017	34,000
Mizuho Securities U.S.A., Inc. at:
2.54%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $8,161,181, 2.63%, 12/31/23)	8,001	8,000
2.65%, dated:
12/21/18 due 1/4/19 (Collateralized by Equity Securities valued at $7,566,728)	7,007	7,000
12/26/18 due 1/7/19 (Collateralized by Equity Securities valued at $21,611,155)	20,021	20,000
12/27/18 due 1/7/19 (Collateralized by Equity Securities valued at $10,804,803)	10,010	10,000
2.74%, dated 12/31/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $3,060,481, 2.63%, 12/31/23)	3,003	3,000
Morgan Stanley & Co., Inc. at 2.69%, dated 12/31/18 due:
1/4/19 (Collateralized by Equity Securities valued at $69,020,808)(b)(c)(e)	67,020	67,000
1/7/19 (Collateralized by U.S. Government Obligations valued at $68,908,593, 0.00% - 6.00%, 7/1/22 - 8/16/55)(b)(c)(e)	67,035	67,000
RBC Capital Markets Co. at 2.75%, dated 12/21/18 due 1/7/19 (Collateralized by Corporate Obligations valued at $7,356,738, 1.65% - 3.75%, 9/27/19 - 5/25/27)	7,015	7,000
Royal Bank of Canada at 2.6%, dated 12/6/18 due 1/7/19 (Collateralized by Corporate Obligations valued at $52,602,375, 1.75% - 3.35%, 4/9/20 - 6/28/23)	50,116	50,000
Societe Generale at:
2.52%, dated 12/31/18 due 1/2/19 (Collateralized by Corporate Bond Obligations valued at $33,605,310, 0.00% - 6.00%, 2/22/19 - 8/16/43)	32,004	32,000
2.7%, dated:
11/23/18 due 1/31/19 (Collateralized by Corporate Bond Obligations valued at $18,947,746, 0.00% - 6.50%, 4/8/19 - 8/15/58)	18,093	18,000
11/28/18 due 1/31/19 (Collateralized by Corporate Bond Obligations valued at $14,433,757, 0.00% - 6.25%, 9/30/19 - 8/15/58)	14,067	14,000
2.91%, dated 12/28/18 due 1/31/19 (Collateralized by Corporate Bond Obligations valued at $21,312,411, 2.25% - 11.50%, 9/25/19 - 11/15/95)	20,055	20,000
Wells Fargo Securities, LLC at 2.6%, dated 12/28/18 due 1/4/19 (Collateralized by Equity Securities valued at $7,562,734)	7,004	7,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $401,000)		401,000
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $6,600,842)		6,600,916
NET OTHER ASSETS (LIABILITIES) - 1.3%		87,478
NET ASSETS - 100%		$6,688,394

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,174,000 or 0.7% of net assets.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit, master notes and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$609,034,000 due 1/02/19 at 2.98%
BNP Paribas, S.A.	$47,732
BNY Mellon Capital Markets LLC	15,144
Bank of America NA	47,990
Bank of Nova Scotia	4,216
Citigroup Global Markets, Inc.	18,929
Credit Agricole CIB New York Branch	28,727
HSBC Securities (USA), Inc.	18,929
ING Financial Markets LLC	6,603
J.P. Morgan Securities, Inc.	165,458
Merrill Lynch, Pierce, Fenner & Smith, Inc.	21,595
Mizuho Securities USA, Inc.	18,142
RBC Dominion Securities, Inc.	1,711
Societe Generale (Paris)	7,572
Sumitomo Mitsu Bk Corp Ny (DI)	93,845
Wells Fargo Securities LLC	112,441
$609,034

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Tax-Exempt Portfolio

December 31, 2018

TAX-QTLY-0219
1.811334.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 23.6%
	Principal Amount (000s)	Value (000s)
Alabama - 2.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.7% 1/2/19, VRDN (a)	$30,550	$30,550
Series 2014 B, 1.7% 1/2/19, VRDN (a)	35,600	35,600
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 1.77% 1/7/19, LOC Societe Generale, VRDN (a)(b)	5,485	5,485
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 1.72% 1/7/19, LOC Bayerische Landesbank, VRDN (a)	33,391	33,391
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.):
Series 2007 C, 1.8% 1/7/19, VRDN (a)	9,450	9,450
Series 2009, 1.7% 1/2/19, VRDN (a)	16,770	16,770
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.78% 1/2/19, VRDN (a)	2,200	2,200
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.) Series 2011 D, 1.79% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)(b)	10,000	10,000
West Jefferson Indl. Dev. Series 2008, 1.8% 1/7/19, VRDN (a)	6,700	6,700
		150,146
Alaska - 1.9%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 1.8% 1/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	42,000	42,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 1.73% 1/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	46,900	46,900
Series 1994 C, 1.8% 1/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	48,600	48,600
Series 2002, 1.8% 1/7/19 (ConocoPhillips Co. Guaranteed), VRDN (a)	8,200	8,200
		145,700
Arizona - 0.5%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 E, 1.8% 1/7/19, LOC Bank of America NA, VRDN (a)	19,200	19,200
(Catholic Healthcare West Proj.) Series 2009 F, 1.9% 1/7/19, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,100	15,100
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 1.76% 1/7/19, VRDN (a)	2,500	2,500
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 1.79% 1/7/19, LOC Bank of America NA, VRDN (a)	2,825	2,825
		39,625
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.7% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	4,185	4,185
Connecticut - 1.2%
Connecticut Gen. Oblig. Series 2016 C, 1.84% 1/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	58,655	58,655
Connecticut Health & Edl. Facilities Auth. Rev. Series 2011 B, 1.79% 1/7/19, LOC Bank of America NA, VRDN (a)	24,435	24,435
Connecticut Hsg. Fin. Auth. Series 2018 A3, 1.69% 1/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	5,800	5,800
		88,890
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 1.9% 1/7/19, VRDN (a)	9,150	9,150
Series 1999 A, 1.74% 1/7/19, VRDN (a)	1,900	1,900
		11,050
District Of Columbia - 0.1%
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 C1, 1.7% 1/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,015	1,015
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 1.76% 1/7/19, LOC Freddie Mac, VRDN (a)	2,885	2,885
		3,900
Florida - 0.1%
Palm Beach County Rev. (Raymond F. Kravis Ctr. Proj.) Series 2002, 2% 1/7/19, LOC Northern Trust Co., VRDN (a)	3,660	3,660
FNMA Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 1.75% 1/7/19, LOC Fannie Mae, VRDN (a)	600	600
		4,260
Georgia - 2.8%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 1.78% 1/2/19, VRDN (a)	4,000	4,000
First Series 2009, 1.8% 1/2/19, VRDN (a)	14,800	14,800
Second Series 1995, 1.77% 1/2/19, VRDN (a)	2,600	2,600
Series 2018, 1.76% 1/2/19, VRDN (a)	60,855	60,855
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 1.82% 1/7/19, LOC Bank of America NA, VRDN (a)	8,300	8,300
Series 2010 B, 1.82% 1/7/19, LOC Bank of America NA, VRDN (a)	26,845	26,845
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.77% 1/2/19, VRDN (a)	1,700	1,700
Effingham County Indl. Dev. Auth. Poll Cont. 1.79% 1/2/19, VRDN (a)	6,370	6,370
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 1.83% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,400	6,400
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 1.7% 1/2/19, VRDN (a)	11,500	11,500
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.77% 1/2/19, VRDN (a)	34,040	34,040
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 1.8% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	8,675	8,675
Paulding County Hosp. Auth. Rev. Series 2012 B, 1.74% 1/7/19, LOC Bank of America NA, VRDN (a)	29,000	29,000
		215,085
Illinois - 2.5%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 C, 1.76% 1/7/19, LOC Bank of America NA, VRDN (a)	51,200	51,200
Illinois Fin. Auth. Rev. (Edward Hosp. Obligated Group Proj.) Series 2008 B2, 1.82% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	41,580	41,580
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 2B, 1.75% 1/7/19, LOC PNC Bank NA, VRDN (a)	14,000	14,000
Series 2007 A 2C, 1.78% 1/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,175	20,175
Series 2007 A 2D, 1.74% 1/7/19, LOC Bank of America NA, VRDN (a)	2,080	2,080
Series 2007 A-2A, 1.77% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,200	5,200
Series 2007 A1, 1.78% 1/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	55,900	55,900
		190,135
Indiana - 0.2%
Indiana Health Facility Fing. Auth. Rev. Series 2003 E6, 1.7% 1/7/19, VRDN (a)	6,805	6,805
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 1.81% 1/7/19, VRDN (a)	4,850	4,850
Series I, 1.81% 1/7/19, VRDN (a)	2,400	2,400
		14,055
Iowa - 0.6%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 1.75% 1/7/19, VRDN (a)	3,800	3,800
Iowa Fin. Auth. Midwestern (Archer-Daniels-Midland Co. Proj.) Series 2012, 1.84% 1/7/19 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	16,160	16,160
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 1.75% 1/7/19, VRDN (a)	13,800	13,800
Iowa Fin. Auth. Poll. Cont. Facility Rev. (Midamerican Energy Proj.) Series 2016 A, 1.71% 1/7/19, VRDN (a)	4,500	4,500
Iowa Fin. Auth. Rev. Series 2018 C, 1.79% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	10,000	10,000
		48,260
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2% 1/7/19, VRDN (a)	4,300	4,300
Series 2007 B, 2% 1/7/19, VRDN (a)	2,000	2,000
St Marys Kansas Poll. Cont. Rev. Series 1994, 2.01% 1/7/19, VRDN (a)	16,400	16,400
		22,700
Louisiana - 1.4%
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 1.76% 1/7/19, VRDN (a)	1,550	1,550
(Christus Health Proj.) Series 2009 B1, 1.74% 1/7/19, LOC Bank of New York, New York, VRDN (a)	7,610	7,610
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2% 1/7/19, VRDN (a)	9,000	9,000
Series 2010 B1, 1.98% 1/7/19, VRDN (a)	12,600	12,600
(NuStar Logistics, L.P. Proj.):
Series 2010 A, 1.75% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	15,700	15,700
Series 2010 B, 1.75% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,200	24,200
Series 2010, 1.75% 1/7/19, LOC Mizuho Bank Ltd., VRDN (a)	36,600	36,600
FHLMC Louisiana Hsg. Fin. Auth. Multi-family Hsg. Rev. (The Reserve at Jefferson Proj.) Series 2008, 1.71% 1/7/19, LOC Freddie Mac, VRDN (a)	2,595	2,595
		109,855
Michigan - 0.2%
Grand Traverse County Hosp. Fin. Auth. Series 2011 B, 1.75% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	9,900	9,900
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2008 C, 1.74% 1/7/19, LOC Bank of New York, New York, VRDN (a)	4,010	4,010
Michigan Strategic Fund Ltd. Oblig. Rev. (The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 1.75% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,800	1,800
		15,710
Minnesota - 0.3%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C2, 1.7% 1/7/19, LOC Wells Fargo Bank NA, VRDN (a)	3,600	3,600
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 B, 1.8% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	20,000	20,000
		23,600
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 1.83% 1/7/19, LOC Bank of America NA, VRDN (a)	14,097	14,097
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Rev.:
(Ascension Health Cr. Group Proj.) Series 2003 C3, 1.75% 1/7/19, VRDN (a)	18,760	18,760
(Ascension Health Sr. Cr. Group Proj.) Series 2008 C4, 1.75% 1/7/19, VRDN (a)	7,540	7,540
		26,300
Nevada - 0.7%
Reno Cap. Impt. Rev. Series 2005 A, 1.79% 1/7/19, LOC Bank of America NA, VRDN (a)	49,300	49,300
New York - 2.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2000 C, 1.8% 1/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	31,700	31,700
Series 2016 CC, 1.74% 1/7/19 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	51,700	51,700
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 1.79% 1/7/19 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,000	11,000
Series 2010, 1.73% 1/2/19 (Liquidity Facility Barclays Bank PLC), VRDN (a)	14,520	14,520
New York Hsg. Fin. Agcy. Rev. (Tribeca Green Hsg. Proj.) Series 2003 A, 1.81% 1/7/19, LOC Landesbank Hessen-Thuringen, VRDN (a)	27,200	27,200
FHLMC New York Hsg. Fin. Agcy. Rev. Series 2010 A, 1.78% 1/7/19, LOC Freddie Mac, VRDN (a)	8,000	8,000
FNMA New York Hsg. Fin. Agcy. Rev. Series 2009 A, 1.74% 1/7/19, LOC Fannie Mae, VRDN (a)	24,800	24,800
		168,920
North Carolina - 0.9%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 1.76% 1/7/19, LOC Rabobank Nederland New York Branch, VRDN (a)	15,905	15,905
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 1.79% 1/7/19, LOC Cr. Industriel et Commercial, VRDN (a)	52,800	52,800
Raleigh Combined Enterprise Sys. Rev. Series 2008 B, 1.78% 1/7/19 (Liquidity Facility Bank of America NA), VRDN (a)	1,800	1,800
		70,505
Ohio - 1.4%
Akron Bath Copley Hosp. District Rev. Series 2018 B, 1.7% 1/7/19, LOC BMO Harris Bank NA, VRDN (a)	5,250	5,250
Allen County Hosp. Facilities Rev. Series 2012 B, 1.73% 1/7/19, VRDN (a)	62,325	62,325
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.82% 1/7/19, LOC Northern Trust Co., VRDN (a)	500	500
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 1.7% 1/7/19, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (a)	33,900	33,900
Ohio Hosp. Rev. Series 2018 B, 1.71% 1/7/19, LOC PNC Bank NA, VRDN (a)	1,000	1,000
		102,975
Pennsylvania - 0.2%
Allegheny County Hosp. Dev. Auth. Rev. (Children's Institute Pittsburgh Proj.) Series 2005 B, 1.71% 1/7/19, LOC PNC Bank NA, VRDN (a)	1,840	1,840
Beaver County Indl. Dev. Auth. Series 2018 A, 1.7% 1/7/19, LOC BMO Harris Bank NA, VRDN (a)	1,100	1,100
Lancaster Indl. Dev. Auth. Rev. (Mennonite Home Proj.) 1.81% 1/7/19, LOC Manufacturers & Traders Trust Co., VRDN (a)	505	505
Luzerne County Convention Ctr. Series 2012, 1.71% 1/7/19, LOC PNC Bank NA, VRDN (a)	11,910	11,910
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2018 C, 1.75% 1/7/19, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,645	2,645
		18,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 1.76% 1/7/19, LOC Bank of America NA, VRDN (a)	1,170	1,170
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 1.76% 1/7/19, LOC Bank of America NA, VRDN (a)	9,655	9,655
		10,825
Texas - 2.3%
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 C, 1.78% 1/7/19, VRDN (a)	11,300	11,300
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 1.84% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	4,400	4,400
Harris County Hosp. District Rev. Series 2010, 1.76% 1/7/19, LOC JPMorgan Chase Bank, VRDN (a)	5,265	5,265
Houston Arpt. Sys. Rev. Series 2010, 1.71% 1/7/19, LOC Barclays Bank PLC, VRDN (a)	78,620	78,620
Houston Util. Sys. Rev.:
Series 2004 B4, 1.71% 1/7/19, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,400	3,400
Series 2004 B6, 1.71% 1/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	17,400	17,400
Port Arthur Navigation District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 1.75% 1/7/19 (Total SA Guaranteed), VRDN (a)	400	400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 1.75% 1/7/19 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 1.75% 1/7/19 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 1.75% 1/7/19 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 1.8% 1/7/19, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	20,010	20,010
Texas Gen. Oblig. Series 2014 A, 1.73% 1/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	24,750	24,750
		172,145
Virginia - 0.1%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 C, 1.8% 1/7/19, VRDN (a)	5,000	5,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 1.84% 1/7/19, LOC Bank of America NA, VRDN (a)	455	455
		5,455
Washington - 0.5%
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Discovery Heights Apt. Proj.) Series 2010, 1.75% 1/7/19, LOC Freddie Mac, VRDN (a)	10,050	10,050
(Kitts Corner Apt. Proj.) Series 2014, 1.72% 1/7/19, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	7,950	7,950
(Willow Tree Grove Apts. Proj.) Series 2011, 1.75% 1/7/19, LOC Freddie Mac, VRDN (a)	17,900	17,900
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 1.72% 1/7/19, LOC Fannie Mae, VRDN (a)	1,100	1,100
		37,000
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 1.73% 1/7/19, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Wyoming - 0.3%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.):
Series 1992, 1.85% 1/7/19, VRDN (a)	10,500	10,500
Series 1994, 1.72% 1/7/19, VRDN (a)	1,400	1,400
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.74% 1/7/19, VRDN (a)	2,300	2,300
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.85% 1/7/19, VRDN (a)	3,700	3,700
Series 1992 B, 1.85% 1/7/19, VRDN (a)	4,100	4,100
		22,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,789,078)		1,789,078

Tender Option Bond - 38.5%
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,975	6,975
Alabama Spl. Care Facilities Fing. Auth. Mobile Rev. Participating VRDN Series Floaters ZF 27 70, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,440	6,440
Black Belt Energy Gas District Ala Participating VRDN Series Floaters XL 00 98, 1.76% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,400	1,400
Homewood Participating VRDN Series Floaters G 37, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,875	2,875
Southeast Alabama Gas Supply District Participating VRDN Series Floaters XG 02 03, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,750	6,750
		24,440
Arizona - 1.0%
Arizona Board of Regents Arizona State Univ. Rev. Participating VRDN Series 33 85X, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,800	4,800
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	36,660	36,660
Mesa Util. Sys. Rev.:
Bonds Series Solar 17 0026, 1.84%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,115	1,115
Participating VRDN Series Floaters XL 00 71, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,200	8,200
Rowan Univ. Participating VRDN Series 2016 XF 2337, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,720	3,720
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 1.84%, tender 2/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,525	5,525
Participating VRDN:
Series 16 XM 02 45, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,000	10,000
Series Floaters XF 21 92, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600	2,600
		76,620
California - 1.4%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series XF 10 44, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,600	1,600
California Gen. Oblig. Participating VRDN:
Series DB XF 1041, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	8,400	8,400
Series Floaters XF 10 38, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,900	6,900
California Health Facilities Fing. Auth. Participating VRDN Series 16 XG 00 49, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	19,375	19,375
California Health Facilities Fing. Auth. Rev. Participating VRDN Series DB 15 XF 0234, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	9,115	9,115
California State Univ. Rev. Participating VRDN:
Series Floaters ZF 25 72, 1.72% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,890	4,890
Series Floaters ZF 26 24, 1.72% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Dignity Health Participating VRDN:
Series 17 04, 1.83% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,790	1,790
Series DBE 80 11, 1.91% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	49,945	49,945
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,400	1,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	445	445
		107,860
Colorado - 1.7%
Boulder Valley Co. School District Re2 Participating VRDN Series Floaters G 16, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,100	6,100
Children's Hosp. Assoc., Co. Participating VRDN Series Floaters XF 23 05, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	745	745
Colorado Health Facilities Auth. Participating VRDN:
Series Floaters XF 06 67, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series Floaters XF 06 68, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,875	1,875
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,900	6,900
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Floaters 16 XF1031, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,310	21,310
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Participating VRDN Series Floaters XF 07 25, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,250	5,250
Colorado State Univ. Board of Governors Enterprise Sys. Rev. Participating VRDN Series Floaters XF 25 13, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Colorado Univ. Co. Hosp. Auth. Rev. Participating VRDN Series EGL 17 0002, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	21,200	21,200
Denver City & County Arpt. Rev. Participating VRDN Series Floaters XF 10 36, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,550	1,550
Denver City & County Board Wtr. Rev. Bonds Series Solar 17 0032, 1.84%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	890	890
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series Solar 0065, 1.84%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
Participating VRDN Series Floaters XM 03 85, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,850	1,850
Participating VRDN:
Series Putters 15 XM0007, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,900	6,900
Series RBC E 55, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	32,950	32,950
Series XM 03 05, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,850	7,850
Weld County Colo School District # 4 Participating VRDN Series RBC G 58, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,800	2,800
		129,870
Connecticut - 1.1%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,545	3,545
Series Floaters 014, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,300	6,300
Series Floaters 016, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	60,050	60,050
Series Floaters G3, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,800	2,800
Series Floaters XL 00 66, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,175	3,175
Series Floaters XM 07 07, 1.77% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,100	4,100
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
State of Connecticut Gen. Oblig. Bonds Participating VRDN Series XM 03 39, 1.77% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
		82,370
District Of Columbia - 0.8%
Children's Nat'l. Med. Ctr., Participating VRDN Series 2015 XF 1047, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
District of Columbia Gen. Oblig.:
Bonds:
Series 2016 23, 1.84%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,635	3,635
Series Solar 0035, 1.84%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	525	525
Participating VRDN:
Series Floaters E 108, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	8,995	8,995
Series Floaters E 109, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,550	5,550
Series Floaters YX 10 39, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,655	6,655
District of Columbia Income Tax Rev. Participating VRDN:
Series EGL 14 0039, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Series Floaters XM 04 12, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,755	8,755
Series Floaters XM 04 37, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	18,900	18,900
Series XF 23 41, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,385	1,385
		61,800
Florida - 1.9%
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Floaters YX 10 71, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,900	4,900
Central Florida Expressway Auth. Rev. Participating VRDN Series Floaters E 62, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	51,200	51,200
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series Solar 0049, 1.84%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	800	800
Series Solar 0054, 1.84%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	600	600
Florida Dept. of Trans. Tpk. Rev. Bonds Series Solar 17 02, 1.84%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,655	3,655
Florida Gen. Oblig.:
Bonds:
Series Solar 042, 1.84%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,975	1,975
Series Solar 2017 37, 1.86%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,090	1,090
Participating VRDN Series Floaters XF 06 80, 1.74% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,300	2,300
Gainesville Utils. Sys. Rev. Bonds Series Solar 0061, 1.84%, tender 2/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	4,760	4,760
Miami Beach Resort Tax Rev. Participating VRDN Series 15 XF0260, 1.75% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,660	7,660
Miami-Dade County Aviation Rev. Participating VRDN Series XG 00 65 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Miami-Dade County Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 92, 1.75% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,575	2,575
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,300	1,300
Miami-Dade County Gen. Oblig. Participating VRDN:
Series Floaters E 70, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	15,200	15,200
Series Floaters XM 07 09, 1.76% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,950	1,950
Series XM 04 70, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,530	10,530
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series 2017 01, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	11,590	11,590
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,670	1,670
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 1.76% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	4,700	4,700
Tampa Health Sys. Rev. Participating VRDN:
Series 16 XF2214, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series Floaters XF 25 52, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	10,400	10,400
		145,055
Georgia - 0.7%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN Series Floaters XF 26 49, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series Floaters E 107, 1.77% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500	4,500
Clarke County Hosp. Auth. Participating VRDN Series 2017 ZF 2413, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	900	900
Emory Univ. Participating VRDN Series Floaters 016, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	23,070	23,070
Fayette County Hosp. Auth. Rev. Participating VRDN Series Floaters XF 06 44, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,300	2,300
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series Solar 0047, 1.84%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,700	1,700
Private Colleges & Univs. Auth. Rev. Participating VRDN Series Floaters XM 04 35, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,000	7,000
Wyandotte County Unified School District 500 Participating VRDN Series Floater 2018 G23A, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	7,900	7,900
		51,370
Hawaii - 0.2%
Hawaii Gen. Oblig.:
Bonds Series Solar 17 0031, 1.86%, tender 1/17/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	985	985
Participating VRDN Series Floaters XM 04 29, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Honolulu City & County Gen. Oblig.:
Bonds Series 2016, 1.84%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,540	6,540
Participating VRDN Series Floaters XM 07 18, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,590	3,590
		17,780
Illinois - 2.5%
Chicago Board of Ed. Participating VRDN:
Series Floaters XG 02 17, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,625	5,625
Series Putters 50 21, 1.78% 1/2/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	20,200	20,200
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,635	9,635
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series Floaters 028, 1.97% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,315	2,315
Series Floaters XL 00 94, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,075	3,075
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 1.86% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	100	100
Cook County Ill Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.77% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	873	873
Illinois Fin. Auth. Rev. Participating VRDN:
Series 15 XF0253, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,100	5,100
Series 15 XM0050, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series 17 XM 0492, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
Series Floaters 017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	11,000	11,000
Series Floaters XF 25 00, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,580	7,580
Series Floaters XF 25 35, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,400	6,400
Series Floaters XG 01 22, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,335	7,335
Series Floaters XL 00 86, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,360	7,360
Series Floaters XM 05 19, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series MS 3332, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	400	400
Series XF 23 38, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,975	2,975
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XL 00 54, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,400	10,400
Series Floaters XX 10 81, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,600	6,600
Series Floaters YX 10 72, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,510	9,510
Series Floaters YX 10 86, 1.77% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 1.79% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series 15 XF2202, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,720	5,720
Series 15 XM 0078, 1.76% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,180	5,180
Series Floaters E100, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	23,625	23,625
Series Floaters XF 27 67, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	9,600	9,600
Series ZF 24 03, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,665	6,665
Series ZF 24 04, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,165	3,165
		188,188
Indiana - 1.3%
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 26, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Indiana Fin. Auth. Rev. Participating VRDN:
Series 15 XF0106, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,855	3,855
Series Floaters XF 00 50, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,600	4,600
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 1.74%, tender 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	87,780	87,780
		99,735
Iowa - 0.3%
RIB Floater Trust Various States Participating VRDN Series Floaters 007, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	19,595	19,595
Kansas - 0.2%
Johnson County Unified School District #512 Participating VRDN Series Floaters G 90, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,550	3,550
Kansas Dev. Fin. Agcy. Participating VRDN Series Floaters XM 02 92, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,225	6,225
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN:
Series Floaters XF 25 43, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,035	4,035
Series XF 10 51, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,890	1,890
		15,700
Kentucky - 0.2%
Kentucky Econ. Dev. Fin. Auth. Participating VRDN Series Floaters XF 24 85, 1.77% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	11,400	11,400
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Participating VRDN Series Floaters XG 01 23, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,195	5,195
		16,595
Louisiana - 0.5%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 14 0049, 1.75% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	10,100	10,100
Series Floaters XF 24 91, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	8,250	8,250
Series Floaters XG 01 50, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,425	5,425
Series Floaters ZF 26 35, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,830	2,830
Louisiana Local Govt. Envir. Facilities Participating VRDN Series 2016 XF 2336, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,060	10,060
		36,665
Maryland - 0.4%
Baltimore County Gen. Oblig.:
Bonds Series Solar 17 22, 1.84%, tender 1/24/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	11,850	11,850
Participating VRDN Series Floaters XF 06 42, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,900	3,900
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.91%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,000	1,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Floaters XG 01 77, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,900	1,900
Series Floaters XG 02 16, 1.77% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	2,605	2,605
Series XF 10 21, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,160	6,160
Montgomery County Gen. Oblig. Participating VRDN Series 2017 ZF 2416, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
		31,165
Massachusetts - 0.8%
Boston Gen. Oblig. Participating VRDN Series Floaters XF 26 08, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,600	1,600
Massachusetts Commonwealth Trans. Fund Rev. Participating VRDN Series Floaters ZF 25 67, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,070	2,070
Massachusetts Dev. Fin. Agcy. Rev. Participating VRDN:
Series 2016 XF2207, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Series Floaters YX 10 74, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,300	1,300
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 09 67, 1.74% 1/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	36,400	36,400
Series Clipper 09 69, 1.74% 1/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,075	4,075
Series Floaters XF 25 74, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Floaters XF 25 46, 1.72% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,480	4,480
Univ. of Massachusetts Bldg. Auth. Facilities Rev. Participating VRDN Series Floaters XF 25 88, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,700	3,700
		57,025
Michigan - 2.4%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	29,945	29,945
Michigan Bldg. Auth. Rev. Participating VRDN:
Series Floaters XF 26 09, 1.75% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,240	3,240
Series Floaters XM 04 65, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,535	5,535
Michigan Fin. Auth. Rev. Participating VRDN:
Series 15 XF0126, 1.76% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,500	4,500
Series 16 XM0223, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,010	7,010
Series Floaters XF 05 96, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,775	3,775
Series Floaters XF 26 48, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,400	2,400
Series Floaters XG 01 58, 1.75% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,900	1,900
Series RBC 2016 ZM0131, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000	4,000
Series XM 04 72, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Series XX 1043, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,620	8,620
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series ZF 06 55, 1.73% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	3,405	3,405
Michigan St Hsg. Dev. Auth. Singl Participating VRDN:
Series Floaters 017, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,850	9,850
Series Floaters 027, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,035	8,035
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 1.72% 1/2/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	53,600	53,600
RIB Floater Trust Various States Participating VRDN Series Floaters 008, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	20,065	20,065
Univ. of Michigan Rev. Participating VRDN:
Series Floaters XF 25 48, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series Floaters XF 27 53, 1.73% 1/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)	4,000	4,000
Series Floaters ZF 05 90, 1.74% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,365	2,365
		178,245
Minnesota - 0.1%
Minnesota State Gen. Fdg. Rev. Participating VRDN Series 15 ZF0175, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,335	3,335
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN:
Series Floaters G67, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,750	1,750
Series ROC II R 14027, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,680	3,680
		5,430
Missouri - 0.7%
Mercy Health Participating VRDN Series Floaters XL 00 80, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,165	4,165
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN:
Series Floaters XF 06 75, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,460	4,460
Series Floaters XG 01 57, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	13,190	13,190
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.77% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	19,500	19,500
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 84, 1.76% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,500	1,500
Missouri St Hefa Edl. Facilities Rev. Participating VRDN:
Series 15 XF 0046 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Series Floaters 17 010, 1.76% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,690	4,690
Series Floaters XM 05 75, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,800	3,800
		53,555
Montana - 0.1%
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,520	10,520
Nebraska - 0.3%
Douglas County School District #1 Bonds:
Series Solar 00 27, 1.86%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	16,795	16,795
Series Solar 0059, 1.86%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,635	1,635
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN:
Series 16 XF1053, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,600	2,600
Series Floaters XX 10 04, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,800	1,800
		22,830
Nevada - 0.6%
Clark County Fuel Tax:
Bonds:
Series Solar 0068, 1.86%, tender 1/3/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,295	1,295
Series Solar 17 25, 1.84%, tender 3/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	995	995
Participating VRDN:
Series Floaters XF 25 80, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,825	10,825
Series Floaters ZF 27 33, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,070	7,070
Series Floaters ZM 06 33, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,095	4,095
Series Floaters ZM 06 39, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,845	1,845
Series XM 06 38, 1.74% 1/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,200	7,200
Clark County Wtr. Reclamation District Participating VRDN Series 16 ZF0446, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,965	11,965
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 1.75% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,185	2,185
		47,475
New Hampshire - 0.1%
New Hampshire Health and Ed. Facilities Auth. Rev. Participating VRDN Series Floaters 16 025, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,825	8,825
New Jersey - 0.1%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XL 00 52, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XG 02 05, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200	1,200
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,400	2,400
		5,100
New York - 4.3%
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN Series Floaters XF 24 80, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	9,600	9,600
New York City Gen. Oblig. Participating VRDN:
Series 15 ZF0198, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,690	3,690
Series Floaters E87, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
New York City Muni. Wtr. Fin. Auth. Participating VRDN Series ZF 23 15, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	31,775	31,775
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0129, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,535	8,535
Series Floaters E 129, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	28,700	28,700
Series Floaters XF 05 88, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,100	8,100
Series Floaters XF 26 01, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Series Floaters XF 27 57, 1.73% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,375	16,375
Series Floaters XM 04 36, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	15,000	15,000
Series Floaters XM 04 45, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	16,000	16,000
Series Putters 15 XM0002, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,520	9,520
Series XX 1046, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,775	7,775
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 05 66, 1.73% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,000	4,000
Series Floaters XF 06 76, 1.73% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,500	3,500
Series Floaters XF 27 31, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,600	4,600
Series Floaters XM 04 38, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,000	4,000
Series Floaters ZF 26 37, 1.73% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,200	3,200
Series ROC II R 11902, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,400	7,400
Series ROC II R 14022, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
New York City Trust Cultural Resources Rev. Participating VRDN Series ROC II R 11927, 1.73% 1/1/19 (Liquidity Facility Citibank NA) (a)(c)	9,800	9,800
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	6,650	6,650
Series Floaters XF 05 25, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,320	15,320
Series ROC II R 14005, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	14,030	14,030
New York Dorm. Auth. Revs. Participating VRDN:
ROC II R 11944, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	13,000	13,000
Series Floaters XM 03 67, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,000	9,000
Series XF 22 68, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,400	6,400
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XM0215, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,425	4,425
Series Floaters XF 25 86, 1.72% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
New York Gen. Oblig. Participating VRDN Series Floaters XG 01 05, 1.73% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	7,480	7,480
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	14,520	14,520
New York Sales Tax Asset Receivables Corp. Participating VRDN Series 2015 ZF0209, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,250	5,250
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XL0003, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	9,950	9,950
Series Floaters XF 06 36, 1.73% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	5,500	5,500
Series Floaters ZF 26 32, 1.73% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,600	2,600
Series XM 04 76, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,195	2,195
		328,440
North Carolina - 1.0%
Charlotte Ctfs. of Partn. Cultural Arts Facilities Participating VRDN Series 16 XM 0238, 1.74% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,455	1,455
Charlotte Gen. Oblig. Participating VRDN Series Floaters XL 00 47, 1.74% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,000	1,000
Charlotte Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XG 02 07, 1.74% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	3,500	3,500
Series Floaters ZF 24 90, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,750	3,750
Series Floaters ZM 05 34, 1.74% 1/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,900	2,900
Greensboro Combined Enterprise Sys. Rev. Bonds Series Solar 0045, 1.84%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	700	700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series 16 XF 0290, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,255	1,255
Series Floaters XL 00 55, 1.73% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	20,020	20,020
Series MS 15 ZM0105, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,185	2,185
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,335	3,335
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
North Carolina Hsg. Fin. Agcy. Participating VRDN Series Floaters YX 10 52, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	14,245	14,245
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Floaters YX 10 88, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,200	3,200
Series Floaters ZM 05 63, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,200	4,200
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,765	4,765
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,625	7,625
		75,135
North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Rev. Participating VRDN Series RBC E58, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,000	3,000
Ohio - 0.5%
Berea Ohio City School District Participating VRDN Series RBC G 54, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,400	2,400
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,700	3,700
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.83% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	955	955
Hamilton County HealthCare Facilities Rev. Participating VRDN Series XF 10 50, 1.81% 1/7/19 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,200	1,200
Lakewood City School District Bonds Series Solar 0067, 1.84%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,915	1,915
Lucas County Gen. Oblig. Bonds Series 2016 26, 1.84%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	6,495	6,495
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,880	1,880
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,700	2,700
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Participating VRDN Series Floaters XF 27 11, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,600	4,600
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	900	900
OhioHealth Corp. Participating VRDN Series Floaters XM 04 51, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,500	1,500
Univ. of Cincinnati Gen. Receipts Participating VRDN Series Floaters ZM 06 46, 1.74% 1/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	1,900	1,900
		34,145
Oklahoma - 0.2%
Edmond Pubs Sales & Uti Rev. Participating VRDN Series Floaters XM 05 59, 1.77% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,365	3,365
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN:
Series Floaters XG 02 10, 1.75% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	800	800
Series Floaters XX 10 96, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,235	11,235
Oklahoma St Wtr. Resources Board Rev. Fund Bonds Series 2016, 1.84%, tender 2/21/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	595	595
		15,995
Oregon - 0.3%
Clackamas County School District #7J Bonds Series Solar 0053, 1.84%, tender 3/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,800	1,800
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series XF 23 17, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,555	6,555
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.84%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	880	880
State of Oregon Participating VRDN Series Floaters G 91, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,550	3,550
Tigard-Tualatin School District No. 23J Participating VRDN Series Floaters G69, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,800	2,800
		18,585
Pennsylvania - 2.1%
Allegheny County Participating VRDN Series Floaters XM 06 63, 1.81% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,800	1,800
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	11,600	11,600
Participating VRDN Series Floaters XX 10 94, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,970	3,970
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series Floaters XM 00 82, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	4,200	4,200
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev. Participating VRDN Series Floaters XG 02 01, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,400	7,400
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series 15 ZF0174, 1.73% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Series Floaters XM 06 13, 1.73% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,625	2,625
Series Floaters YX 10 49, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,540	10,540
Series Floaters, XM 05 04, 1.73% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,670	1,670
Series Putters 0047, 1.73% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Pennsylvania Econ. Dev. Fing. Auth. Rev. Participating VRDN Series Floaters 16 YX1028, 1.76% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Floaters XF 24 54, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,630	5,630
Series Floaters YX 10 89, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,085	5,085
Series Floaters ZF 04 24, 1.73% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	3,295	3,295
Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	1,500	1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN:
Series Floaters 2018 029, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,100	1,100
Series Floaters E 101, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	30,500	30,500
Series XX 10 44, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,065	5,065
Philadelphia Auth. For Indl. Dev. Participating VRDN Series Putters 14 XM0005, 1.73% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000	1,000
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN:
Series 2017, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,160	3,160
Series Floaters XF 07 19, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,000	2,000
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 1.74%, tender 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	41,105	41,105
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Floaters YX 10 75, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,595	8,595
		158,840
South Carolina - 0.8%
Berkeley County School District Bonds Series Solar 17 0030, 1.84%, tender 2/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	595	595
Columbia Wtrwks. & Swr. Rev.:
Bonds Series 2016 21, 1.86%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	995	995
Participating VRDN Series Floaters XM 04 42, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,000	3,000
Lancaster County School District Bonds Series Solar 17 21, 1.84%, tender 3/7/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	595	595
Lexington County School District #1 Bonds Series Solar 0058, 1.84%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,100	1,100
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series 2018 Floaters XL 00 79, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,800	4,800
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series 2017 XF 2425, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	26,215	26,215
Series Floaters XG 01 49, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,315	11,315
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Floaters XM 06 91, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	15,000	15,000
		63,615
Tennessee - 0.4%
Greeneville Health & Edl. Facilities Board Participating VRDN:
Series Floaters XF 25 76, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	15,390	15,390
Series Floaters XG 01 94, 1.75% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,535	5,535
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Participating VRDN:
Series Floaters XG 01 45, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,985	3,985
Series Floaters XL 00 62, 1.77% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN:
Series 2014 ZF0208, 1.81% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters XM 04 46, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,500	2,500
		31,010
Texas - 4.7%
Abilene Participating VRDN Series Floaters G31, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,355	3,355
Aldine Independent School District Participating VRDN Series Floaters XL 00 87, 1.74% 1/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	5,600	5,600
Bexar County Gen. Oblig. Participating VRDN Series Floaters G12, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,250	4,250
Boerne Independent School District Participating VRDN Series Floaters XG 01 64, 1.75% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	1,700	1,700
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2017 XM 0496, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,335	3,335
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Floaters ZF 26 97, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Denton Independent School District Participating VRDN Series Floaters XF 06 48, 1.74% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,750	3,750
El Paso Gen. Oblig. Participating VRDN Series RBC G 59, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,500	2,500
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	10,000	10,000
Harris County Gen. Oblig. Participating VRDN Series Clipper 09 73, 1.74% 1/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	39,700	39,700
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series 16 ZF 03 12, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,180	10,180
Harris County Metropolitan Trans. Auth. Participating VRDN Series 16 ZM0164, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	9,500	9,500
Hays Consolidated Independent School District Bonds Series Solar 0050, 1.86%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	780	780
Houston Cmnty. College Sys. Rev. Participating VRDN Series Floaters ZF 06 19, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Houston Gen. Oblig. Participating VRDN Series Floater 2018 G21, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,100	6,100
Houston Util. Sys. Rev. Participating VRDN Series 16 XM 0235, 1.74% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	2,405	2,405
Humble Independent School District Participating VRDN Series Floaters XF 26 63, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Hutto Independent School District Participating VRDN Series Floaters G 76, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,655	2,655
Klein Independent School District Participating VRDN Series ROCS II R 11942, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,145	5,145
Lamar Consolidated Independent School District Participating VRDN Series Floaters G 18, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	9,200	9,200
Laredo Gen. Oblig. Participating VRDN Series RBC G 60, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,620	4,620
Leander Independent School District Participating VRDN:
Series Floaters G34, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,000	2,000
Series Floaters XF 24 22, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	9,250	9,250
Mansfield Independent School District Participating VRDN Series Floaters XG 01 55, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,543	5,543
Midlothian Independent School District Participating VRDN Series Floaters ZM 06 02, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,900	3,900
New Hope Cultural Ed. Facilities Finc Participating VRDN:
Series Floaters XF 05 99, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,900	1,900
Series Floaters XF 07 10, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,985	3,985
Northwest Independent School District Participating VRDN Series Floaters G 94, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,550	3,550
Princeton Independent School District Participating VRDN Series Floaters G14, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Antonio Gen. Oblig. Participating VRDN Series Floaters ZF 25 71, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,500	5,500
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
San Antonio Pub. Facilities Corp. Lease Rev. Participating VRDN Series 16 ZF 0456, 1.74% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	7,465	7,465
Spring Branch Independent School District Participating VRDN Series Floaters XM 07 16, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,090	3,090
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series 16 XF0411, 1.76% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series 16 ZF 0282, 1.75% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,760	7,760
Series Floaters XF 27 38, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,800	3,800
Series XY1001, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,620	4,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN:
Series Floaters XM 04 02, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Series Floaters XM 06 98, 1.75% 1/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,785	2,785
Tarrant County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series Putters 0028, 1.76% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,150	1,150
Texas A&M Univ. Rev. Participating VRDN Series Floaters XM 04 43, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,730	5,730
Texas Gen. Oblig. Participating VRDN:
Series 15 XF0075, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,915	11,915
Series Floaters G 86, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,960	5,960
Series Floaters XF 07 32, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,465	4,465
Series Floaters XM 04 04, 1.74% 1/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Series MS 3390, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Texas State Univ. Sys. Fing. Rev. Participating VRDN Series Floaters XF 06 61, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,750	3,750
Texas Wtr. Dev. Board Rev. Participating VRDN:
Series Floaters XF 07 13, 1.75% 1/7/19 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,600	3,600
Series Floaters XF 25 57, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,720	6,720
Series Floaters XF 27 17, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	10,190	10,190
Series Floaters XF 27 30, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,200	5,200
Series Floaters XG 01 66, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,283	3,283
Series Floaters XG 02 11, 1.73% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	14,000	14,000
Series Floaters XM 06 85, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	34,785	34,785
Series Floaters ZM 05 87, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,750	3,750
Series XF 06 25, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,700	2,700
Wells Fargo Stage Trs Var States Participating VRDN Series Floaters XF 23 21, 1.74% 1/7/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	2,400	2,400
Whitehouse Independent School District Participating VRDN Series Floaters G10, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,700	2,700
		358,236
Utah - 0.2%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 1.76% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,100	4,100
Utah County Hosp. Rev. Participating VRDN:
Series Floaters XF 26 28, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,300	4,300
Series Floaters XG 01 71, 1.77% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,050	3,050
		16,980
Vermont - 0.0%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,565	1,565
Virginia - 1.5%
Fairfax County Indl. Dev. Auth. Participating VRDN:
Series 15 ZF0166, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series Floaters XG 01 91, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,400	16,400
Series MS 3309, 1.74% 1/7/19 (Liquidity Facility Cr. Suisse AG) (a)(c)	2,300	2,300
Fairfax County Indl. Dev. Auth. Rev. Participating VRDN Series XG 00 21, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	6,660	6,660
Hampton Roads Sanitation District Wastewtr. Rev. Bonds Series Solar 0064, 1.84%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,300	2,300
Loudoun County Gen. Oblig. Bonds Series Solar 2017 38, 1.86%, tender 1/10/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	700	700
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,040	1,040
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN:
Series Floaters XG 01 83, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,430	6,430
Series Floaters XL 00 69, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	8,170	8,170
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series EGL 17 0005, 1.91% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	35,090	35,090
Univ. of Virginia Gen. Rev.:
Bonds Series Solar 17 17, 1.84%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	595	595
Participating VRDN:
Series 15 ZF0173, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Floaters XF 06 26, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,125	3,125
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series Floaters XF 06 59, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	3,400	3,400
Virginia Gen. Oblig. Bonds Series 2016 11, 1.84%, tender 1/31/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	495	495
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.91%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,800	1,800
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 48, 1.73% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	7,500	7,500
1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,015	1,015
		109,520
Washington - 2.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series 15 XF2158, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	8,655	8,655
Series Floaters XF 05 33, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,250	2,250
Centralia School District No. 401 Participating VRDN Series Floaters G74, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500	4,500
King & Snohomish Counties School District #417 Northshore Participating VRDN Series Floaters G 83, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,135	4,135
King County Pub. Hosp. District #2 Participating VRDN Series Floaters G 79, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,955	1,955
King County Shoreline School District # 412 Gen. Oblig. Participating VRDN Series Floaters XF 27 29, 1.73% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	8,000	8,000
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	25,985	25,985
Series Putters 15 XM0012, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,105	8,105
Series ROC II R 11962, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,200	2,200
Seattle Muni. Lt. & Pwr. Rev.:
Bonds:
Series Solar 0055, 1.84%, tender 3/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,685	1,685
Series Solar 17 19, 1.84%, tender 2/28/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	595	595
Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	600	600
Participating VRDN Series Floaters XF 06 64, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,165	2,165
Seattle Wtr. Sys. Rev. Bonds Series Solar 17 5, 1.84%, tender 1/24/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,180	1,180
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series Floaters XM 06 80, 1.77% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	7,000	7,000
Series Floaters XM 06 81, 1.77% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	11,970	11,970
Washington Gen. Oblig.:
Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)(e)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 1.74% 1/7/19 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,250	1,250
Series 16 XM0219, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,335	4,335
Series Floaters XF 06 11, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,800	3,800
Series Floaters XF 25 39, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,900	3,900
Series Floaters XM 06 94, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	4,985	4,985
Series MS 33 864X, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,700	1,700
Series ROC II R 14074, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,900	3,900
Series XF 0294, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,000	6,000
1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,250	2,250
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series 15 XF0132, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,205	9,205
Series 15 XF0148, 1.74% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	6,465	6,465
Series 2015 XF0150, 1.74% 1/7/19 (Liquidity Facility Bank of America NA) (a)(c)	3,655	3,655
Series Floaters XF 25 27, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	2,875	2,875
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,530	2,530
		150,330
Wisconsin - 0.7%
Agnesian Healthcare Participating VRDN Series Floaters XF 24 83, 1.75% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,200	6,200
Milwaukee Metropolitan Swr. District Bonds Series Solar 0036, 1.84%, tender 3/14/19 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	700	700
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 1.75% 1/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	4,955	4,955
Series Floaters 022, 1.74% 1/7/19 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,065	10,065
Wisconsin Health & Edl. Facilities Participating VRDN:
Series Floaters XF 06 14, 1.74% 1/7/19 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,810	4,810
Series Floaters XF 24 18, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	5,000	5,000
Series Floaters XF 25 41, 1.74% 1/7/19 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series Floaters ZF 26 36, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,800	4,800
Series XM 04 79, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,500	4,500
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters 3184, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,260	7,260
Wisconsin Hsg. & Econ. Dev. Auth. Participating VRDN Series Floaters YX 26 90, 1.74% 1/7/19 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,600	4,600
		56,190
TOTAL TENDER OPTION BOND
(Cost $2,918,734)		2,918,734

Other Municipal Security - 25.3%
Alabama - 0.4%
Huntsville Health Care Auth. Rev. Series 2018:
1.76% 1/2/19, CP	10,300	10,300
1.81% 2/6/19, CP	7,500	7,500
1.82% 3/5/19, CP	9,100	9,100
		26,900
Arizona - 0.3%
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Bonds Series 2009 A, 5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,065	5,141
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C:
1.8% 2/6/19, CP	3,100	3,100
1.82% 3/5/19, CP	14,800	14,800
		23,041
California - 0.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,670	5,670
Series 2010 B, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	2,465	2,465
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2018, 1.78% 2/28/19 (Liquidity Facility Royal Bank of Canada), CP	28,200	28,200
		36,335
Colorado - 0.0%
Colorado Ed. Ln. Prog. TRAN Series 2018 A, 5% 6/27/19	1,200	1,217
Connecticut - 0.9%
Bloomfield Gen. Oblig. BAN Series 2018, 2.5% 1/29/19	3,000	3,002
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 5% 10/15/19	4,100	4,197
Series 2014 H, 5% 11/15/19	1,100	1,127
Series 2017 B, 5% 4/15/19	725	731
Series 2018 A, 5% 4/15/19	1,700	1,715
Series 2018 B, 5% 4/15/19	6,600	6,657
Connecticut Health & Edl. Facilities Auth. Rev. Bonds:
Series S1:
1.77% tender 2/1/19, CP mode	5,880	5,880
1.78% tender 2/1/19, CP mode	4,700	4,700
Series S2:
1.78% tender 2/1/19, CP mode	11,190	11,190
1.78% tender 2/1/19, CP mode	3,100	3,100
1.78% tender 2/1/19, CP mode	2,100	2,100
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds:
Series 2018 A, 4% 1/1/19	2,400	2,400
Series 2018 B, 5% 10/1/19	8,500	8,679
East Hampton Gen. Oblig. BAN Series 2018, 2.75% 9/12/19	1,713	1,721
Milford Gen. Oblig. BAN Series 2018, 3% 11/4/19	4,980	5,019
North Haven Gen. Oblig. BAN Series 2018, 3% 11/7/19	5,400	5,441
Windham Gen. Oblig. BAN Series 2018, 2.25% 3/7/19	3,800	3,801
		71,460
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 1.82% tender 1/17/19, LOC JPMorgan Chase Bank, CP mode	3,300	3,300
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
1.75% 1/28/19, LOC JPMorgan Chase Bank, CP	8,200	8,200
1.76% 2/20/19, LOC JPMorgan Chase Bank, CP	9,000	9,000
1.76% 2/21/19, LOC JPMorgan Chase Bank, CP	8,000	8,000
		28,500
Florida - 2.5%
Broward County School District TAN Series 2018, 3% 6/12/19	31,000	31,144
Florida Local Govt. Fin. Cmnty. Series A1:
1.8% 1/4/19, LOC JPMorgan Chase Bank, CP	6,697	6,697
1.8% 2/4/19, LOC JPMorgan Chase Bank, CP	24,055	24,055
Hillsborough County Cap. Impt. Prog. Rev. Series A, 1.8% 1/10/19 (Liquidity Facility MUFG Union Bank NA), CP	1,250	1,250
Jacksonville Gen. Oblig. Series A, 1.81% 3/5/19, LOC Bank of America NA, CP	9,000	9,000
Miami-Dade County School District TAN Series 2018, 5% 6/15/19	78,790	79,884
Miami-Dade County Wtr. & Swr. Rev. Series B1, 1.79% 1/31/19, LOC Sumitomo Mitsui Banking Corp., CP	13,200	13,200
Pinellas County School District TAN Series 2018, 3% 6/28/19	14,250	14,323
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/29/19 (a)(e)	1,000	1,000
Series 2014 A1, SIFMA Municipal Swap Index + 0.250% 1.96%, tender 7/29/19 (a)(e)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/29/19 (a)(e)	5,300	5,300
		189,653
Georgia - 1.0%
Atlanta Arpt. Rev.:
Series D1:
1.86% 3/4/19, LOC Bank of America NA, CP	19,608	19,608
1.95% 3/4/19, LOC Bank of America NA, CP	600	600
Series D3:
1.86% 3/4/19, LOC Bank of America NA, CP	2,842	2,842
1.95% 3/4/19, LOC Bank of America NA, CP	158	158
Series F1, 1.95% 3/4/19, LOC Bank of America NA, CP	300	300
Series H1, 2.05% 5/31/19, LOC PNC Bank NA, CP	14,000	14,000
Series I1, 1.95% 3/14/19, LOC JPMorgan Chase Bank, CP	385	385
Series I3, 1.95% 3/14/19, LOC JPMorgan Chase Bank, CP	300	300
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds Series A, 1.8% tender 2/6/19, LOC Barclays Bank PLC, CP mode	8,650	8,650
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	15,985	15,985
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.81%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	11,005	11,005
		73,833
Hawaii - 0.3%
Honolulu City & County Gen. Oblig. Series B1:
1.76% 1/2/19, LOC Sumitomo Mitsui Banking Corp., CP	16,200	16,200
1.8% 1/31/19, LOC Sumitomo Mitsui Banking Corp., CP	5,400	5,400
		21,600
Idaho - 0.1%
Idaho Health Facilities Auth. Hosp. Rev. Bonds Series 2013 ID, 1.8%, tender 2/1/19 (a)	3,900	3,900
Illinois - 1.1%
Illinois Fin. Auth. Ed. Rev.:
Series 2018, 1.82% 2/5/19, LOC PNC Bank NA, CP	15,800	15,800
Series LOY, 1.85% 3/5/19, LOC PNC Bank NA, CP	11,640	11,640
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/29/19 (a)(e)	600	600
(Rush Univ. Med. Ctr. Proj.) Series 2009 D, 6.625% 5/1/19 (Pre-Refunded to 5/1/19 @ 100)	1,125	1,142
Series 2018, 1.84% tender 3/5/19, CP mode	10,400	10,400
Series H:
1.8% tender 2/14/19, CP mode	10,200	10,200
1.83% tender 3/19/19, CP mode	13,100	13,100
Series I, 1.75% tender 1/2/19, CP mode	15,900	15,900
Southwestern Dev. Auth. Heath Facility Rev. Bonds Series 17B, 1.79% tender 2/6/19, CP mode	5,100	5,100
		83,882
Indiana - 0.3%
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 4%, tender 3/1/19 (a)	5,025	5,042
Indianapolis Gas Util. Sys. Rev. Series 2018, 1.84% 4/2/19, LOC JPMorgan Chase Bank, CP	18,700	18,700
		23,742
Kansas - 0.2%
Wyandotte/Kansas City Unified Govt. BAN Series 2018 I, 1.75% 3/1/19	16,400	16,400
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 1.92% tender 1/3/19, CP mode	4,400	4,400
Maryland - 0.1%
Baltimore County Gen. Oblig. BAN Series 2018, 4% 3/18/19	3,700	3,717
Montgomery County Gen. Oblig. Bonds Series 2011 A, 4.5% 7/1/19 (Pre-Refunded to 7/1/19 @ 100)	5,800	5,873
		9,590
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Bonds Series 2017 A, SIFMA Municipal Swap Index + 0.470% 2.18% 2/1/19 (a)(e)	5,900	5,900
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
Series H1, 1.77% tender 1/4/19, CP mode	1,245	1,245
Series H2:
1.78% tender 1/7/19, CP mode	6,050	6,050
1.78% tender 1/8/19, CP mode	8,135	8,135
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.) Series 92, 1.78% tender 1/3/19, CP mode	1,700	1,700
Series 92, 1.78% tender 2/4/19, CP mode	9,170	9,170
		32,200
Michigan - 0.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.96%, tender 7/29/19 (a)(e)	500	500
Michigan Bldg. Auth. Rev.:
Bonds Series 2013 A, 5% 4/15/19	3,175	3,203
Series 7, 1.85% 1/17/19, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	14,200	14,200
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/19	14,100	14,312
Michigan State Univ. Revs. Bonds Series 2010 C, 5% 8/15/19	1,110	1,131
Univ. of Michigan Rev.:
Bonds Series 09B, 1.81% tender 3/5/19, CP mode	14,800	14,800
Series K1:
1.79% 3/1/19, CP	2,900	2,900
1.79% 3/5/19, CP	5,000	5,000
1.79% 3/11/19, CP	2,600	2,600
1.8% 2/1/19, CP	4,000	4,000
		62,646
Minnesota - 0.2%
Univ. of Minnesota Gen. Oblig.:
Series G, 1.8% 2/4/19, CP	3,300	3,300
Series H:
1.77% 1/4/19, CP	6,800	6,800
1.79% 3/5/19, CP	4,900	4,900
		15,000
Missouri - 0.5%
Curators of the Univ. of Missouri Series A:
1.77% 1/3/19, CP	8,500	8,500
1.77% 1/8/19, CP	12,200	12,200
1.78% 1/17/19, CP	1,500	1,500
1.79% 1/24/19, CP	6,500	6,500
1.81% 3/4/19, CP	3,100	3,100
1.82% 4/3/19, CP	7,000	7,000
		38,800
Montana - 0.1%
Montana Board of Invt. Bonds:
(Intercap Revolving Prog.) Series 2017, 1.65%, tender 3/1/19 (a)	4,460	4,460
Series 2017:
1.65%, tender 3/1/19 (a)	1,925	1,925
1.65%, tender 3/1/19 (a)	2,680	2,680
		9,065
Nebraska - 0.6%
Omaha Pub. Pwr. District Elec. Rev.:
Series 06B, 1.82% 3/5/19, CP	5,000	5,000
Series A:
1.77% 1/17/19, CP	8,700	8,700
1.78% 1/9/19, CP	1,750	1,750
1.78% 2/6/19, CP	9,700	9,700
1.82% 3/4/19, CP	5,200	5,200
1.84% 4/3/19, CP	5,600	5,600
1.84% 4/5/19, CP	5,450	5,450
		41,400
Nevada - 0.1%
Truckee Meadows Wtr. Auth. Wtr. Rev. Series 06B, 1.82% 3/5/19, LOC Wells Fargo Bank NA, CP	3,500	3,500
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 92, 1.85% tender 1/8/19, CP mode	15,600	15,600
New Jersey - 0.8%
Bergen County Gen. Oblig. BAN Series 2018 B, 3.25% 12/12/19	26,300	26,614
Berkeley Heights Township BAN Series 2019, 3.5% 7/12/19	8,170	8,232
Bloomfield Township Gen. Oblig. BAN Series 2018, 3% 4/9/19	1,200	1,204
Burlington County Bridge Commission Lease Rev. BAN (Governmental Leasing Prog.):
Series 2018 1, 3.25% 11/26/19	3,600	3,636
Series 2018 B, 3% 4/22/19	11,700	11,741
Camden County BAN Series 2018 A, 3% 10/23/19	5,196	5,235
		56,662
New Mexico - 0.0%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Bonds Series 2014 B, 1 month U.S. LIBOR + 0.750% 2.324%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	700	700
New York - 0.2%
East Meadow Union Free School District BAN:
Series 2018 A, 2.5% 3/1/19	6,085	6,092
Series 2018 B, 2.75% 3/1/19	2,404	2,408
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.020% 1.73%, tender 4/8/19 (a)(e)	8,225	8,225
Series 2014 B2, SIFMA Municipal Swap Index + 0.020% 1.73%, tender 7/9/19 (a)(e)	1,145	1,145
		17,870
North Carolina - 0.0%
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2009 B, 5% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,550	2,550
Ohio - 0.8%
American Muni. Pwr. BAN Series 2018, 3% 12/5/19 (Ohio Gen. Oblig. Guaranteed)	1,435	1,446
Butler County Gen. Oblig. BAN Series 2018, 3% 1/24/19	1,500	1,501
Firelands Ohio Loc School District BAN Series 2018, 3% 8/22/19 (Ohio Gen. Oblig. Guaranteed)	1,460	1,468
Franklin County Rev. Bonds Series 2013 OH, 1.8%, tender 2/1/19 (a)	5,100	5,100
Hudson City Gen. Oblig. BAN Series 2018, 3.5% 12/19/19	2,100	2,125
Kent Various Purp. Bond BAN Series 2018, 2.875% 8/21/19	1,575	1,585
Lake County Gen. Oblig. BAN (Ohio Gen. Oblig.) Series 2018, 2% 1/17/19 (Ohio Gen. Oblig. Guaranteed)	5,200	5,200
Lancaster Port Auth. Gas Rev. Bonds Series 2014, 1 month U.S. LIBOR + 0.720% 2.294%, tender 8/1/19 (Liquidity Facility Royal Bank of Canada) (a)(e)	4,300	4,301
North Ridgeville Gen. Oblig. BAN Series 2018, 3% 6/13/19	2,250	2,261
Ohio Ctfs. Prtn. Bonds Series 2018, 5% 9/1/19	6,260	6,383
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series B5, 1.79% tender 3/5/19, CP mode	8,100	8,100
Series B6, 1.79% tender 3/5/19, CP mode	10,600	10,600
Perrysburg Gen. Oblig. BAN Series 2018, 3% 6/4/19	1,500	1,506
South-Western City School District Franklin & Pickway County BAN Series 2018, 3.125% 6/4/19	1,250	1,255
Springfield Gen. Oblig. BAN Series 2018, 2.5% 3/28/19 (Ohio Gen. Oblig. Guaranteed)	3,700	3,705
Union Township Clermont County Gen. Oblig. BAN Series 2018, 3% 9/5/19 (Ohio Gen. Oblig. Guaranteed)	3,600	3,626
Worthington City School District BAN Series 2018, 3% 4/15/19	2,600	2,607
		62,769
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, SIFMA Municipal Swap Index + 0.350% 2.06%, tender 7/29/19(a)(e)	1,650	1,650
South Carolina - 0.4%
Charleston County School District Bonds Series 2018, 5% 3/1/19	25,100	25,230
Georgetown County School District BAN Series 2018, 3% 6/20/19	3,745	3,762
		28,992
Tennessee - 0.5%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A:
1.85% 2/5/19, LOC State Street Bank & Trust Co., Boston, CP	27,100	27,100
1.87% 2/11/19, LOC State Street Bank & Trust Co., Boston, CP	9,100	9,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series B1, 1.82% 3/1/19 (Liquidity Facility JPMorgan Chase Bank), CP	3,100	3,100
		39,300
Texas - 9.9%
Austin Elec. Util. Sys. Rev. Series A:
1.77% 1/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	20,300	20,300
1.79% 2/5/19 (Liquidity Facility JPMorgan Chase Bank), CP	35,100	35,100
Fort Bend Independent School District Series 2018, 1.82% 2/6/19 (Liquidity Facility JPMorgan Chase Bank), CP	14,950	14,950
Garland Series 2015, 1.8% 2/13/19, LOC Citibank NA, CP	1,900	1,900
Garland Independent School District Bonds Series 2015 A, 3% 2/15/19 (Permanent School Fund of Texas Guaranteed)	1,700	1,702
Garland Util. Sys. Rev. Series 2018:
1.78% 1/8/19, LOC Bank of America NA, CP	2,000	2,000
1.8% 1/3/19, LOC Bank of America NA, CP	2,200	2,200
1.8% 2/4/19, LOC Bank of America NA, CP	6,800	6,800
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, SIFMA Municipal Swap Index + 0.200% 1.91%, tender 7/29/19 (a)(e)	2,900	2,900
Series 16B1, 1.82% tender 2/5/19, CP mode	17,000	17,000
Series 16B2, 1.76% tender 1/4/19, CP mode	16,200	16,200
Series 2014 B, 2.29%, tender 12/1/19 (a)	1,500	1,502
Series B3, 1.8% tender 3/5/19, CP mode	18,800	18,800
Harris County Gen. Oblig.:
Series 2018:
1.8% 1/3/19 (Liquidity Facility JPMorgan Chase Bank), CP	1,588	1,588
1.82% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	15,100	15,100
Series A1, 1.82% 3/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,500	5,500
Series D, 1.81% 3/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	500	500
Series E1, 1.82% 1/17/19, LOC Landesbank Hessen-Thuringen, CP	11,600	11,600
Series E2, 1.82% 1/17/19, LOC Barclays Bank PLC, CP	7,400	7,400
Harris County Metropolitan Trans. Auth.:
Series A1:
1.8% 2/7/19 (Liquidity Facility JPMorgan Chase Bank), CP	3,400	3,400
1.8% 3/11/19 (Liquidity Facility JPMorgan Chase Bank), CP	11,000	11,000
1.82% 2/26/19 (Liquidity Facility JPMorgan Chase Bank), CP	10,200	10,200
Series A3, 1.8% 2/7/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	13,000	13,000
Houston Gen. Oblig.:
Series E1:
1.78% 1/8/19, LOC Citibank NA, CP	1,700	1,700
1.8% 3/5/19, LOC Citibank NA, CP	2,300	2,300
Series G2, 1.85% 3/27/19, LOC Barclays Bank PLC, CP	1,900	1,900
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series A:
1.77% 1/3/19, CP	3,000	3,000
1.78% 3/6/19, CP	3,340	3,340
1.8% 1/3/19, CP	1,600	1,600
Houston Independent School District Bonds Series 2016 A, 5% 2/15/19 (Permanent School Fund of Texas Guaranteed)	2,300	2,309
Lower Colorado River Auth. Rev.:
Series 2018:
1.79% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
1.85% 3/1/19, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Series B, 1.75% 1/2/19, LOC State Street Bank & Trust Co., Boston, CP	12,300	12,300
North Texas Tollway Auth. Rev. Bonds Series 2009 A, 6.25% 1/1/19 (Pre-Refunded to 1/1/19 @ 100)	2,440	2,440
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, BMA Municipal Swap Index + 0.300% 2.01%, tender 7/29/19 (a)(e)	8,400	8,400
Series 2013 B, SIFMA Municipal Swap Index + 0.300% 2.01%, tender 7/29/19 (a)(e)	2,400	2,400
Texas A&M Univ. Rev. Series B, 1.77% 1/4/19, CP	5,300	5,300
Texas Gen. Oblig. TRAN Series 2018, 4% 8/29/19	299,000	302,963
Univ. of Texas Board of Regents Sys. Rev. Series A:
1.75% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,600	4,600
1.77% 1/8/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,500	8,500
1.77% 2/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,400	4,400
1.77% 2/6/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	15,000	15,000
1.78% 1/9/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,800	4,800
1.78% 2/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,300	8,300
1.79% 1/4/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	8,300	8,300
1.8% 2/7/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,000	9,000
1.8% 4/2/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	21,000	21,000
1.8% 4/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	25,000	25,000
1.81% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	4,500	4,500
1.82% 3/5/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	9,000	9,000
1.84% 4/11/19 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,400	5,400
Univ. of Texas Permanent Univ. Fund Rev.:
Series 2018, 1.81% 1/29/19, CP	8,500	8,500
Series A:
1.81% 3/7/19, CP	1,900	1,900
1.84% 4/12/19, CP	9,500	9,500
Upper Trinity Reg'l. Wtr. District Series 2018:
1.75% 1/4/19, LOC Bank of America NA, CP	15,900	15,900
1.78% 2/5/19, LOC Bank of America NA, CP	7,450	7,450
		753,144
Virginia - 0.7%
Norfolk Econ. Dev. Auth. Rev.:
Series 2018, 1.8% 2/6/19, CP	4,000	4,000
Series 97:
1.76% 1/3/19, CP	4,000	4,000
1.81% 3/5/19, CP	2,200	2,200
1.84% 4/3/19, CP	1,700	1,700
Univ. of Virginia Gen. Rev. Series 03A:
1.75% 1/17/19, CP	30,500	30,500
1.76% 2/5/19, CP	8,900	8,900
		51,300
Washington - 0.4%
Univ. of Washington Univ. Revs. Series 8:
1.78% 2/21/19, CP	21,900	21,900
1.8% 2/20/19, CP	8,500	8,500
		30,400
Wisconsin - 0.5%
Milwaukee Gen. Oblig. Bonds Series 2018 B5, 5% 4/1/19	3,390	3,416
Wisconsin Gen. Oblig. Series 16A, 1.8% 3/4/19 (Liquidity Facility BMO Harris Bank NA), CP	9,510	9,510
Wisconsin Trans. Rev.:
Series 13A, 1.8% 3/4/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	21,665	21,665
Series 2013 A, 1.87% 4/15/19 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,190	4,190
		38,781
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,916,782)		1,916,782
	Shares (000s)	Value (000s)

Investment Company - 10.8%
Fidelity Tax-Free Cash Central Fund, 1.74%(f)(g)
(Cost $819,087)	819,008	819,087
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $7,443,681)		7,443,681
NET OTHER ASSETS (LIABILITIES) - 1.8%		133,980
NET ASSETS - 100%		$7,577,661

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION N

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,485,000 or 0.2% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $88,830,000 or 1.2% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Allegheny County Hosp. Dev. Auth. Rev. Bonds Series Floaters E72, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 1/19/18	$11,600
Baltimore Proj. Rev. Bonds Series Floaters G 28, 1.91%, tender 7/1/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$1,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	1/18/18	$4,200
Chicago Wastewtr. Transmission Rev. Participating VRDN Series Floaters 028, 1.97% 2/11/19 (Liquidity Facility Barclays Bank PLC)	12/17/18	$2,315
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters 018, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	10/15/18	$6,900
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	6/29/17 - 11/21/18	$6,300
Dignity Health Participating VRDN Series 17 04, 1.83% 2/11/19 (Liquidity Facility Barclays Bank PLC)	10/5/17	$1,790
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters 010, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	5/31/18 - 12/18/18	$10,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 12/17/18	$11,000
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	9/14/17	$1,880
Missoula Wtr. Sys. Rev. Participating VRDN Series Floaters 011, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	7/20/17 - 3/2/18	$10,520
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	3/9/17 - 7/13/18	$2,700
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 1.91%, tender 6/3/19 (Liquidity Facility Royal Bank of Canada)	7/12/18	$900
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, SIFMA Municipal Swap Index + 0.170% 1.88%, tender 3/1/19 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 10/9/18	$3,295
Pennsylvania Higher Edl. Facilities Auth. Rev. Series WF 11 26C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
Pennsylvania Tpk. Commission Tpk. Rev. Participating VRDN Series Floaters 2018 029, 1.89% 2/11/19 (Liquidity Facility Barclays Bank PLC)	11/15/18	$1,100
Riverton Hosp. Rev. Bonds Series WF 11 35C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Bonds Series Floaters G 40, 1.91%, tender 2/1/19 (Liquidity Facility Royal Bank of Canada)	8/2/18	$1,800
Washington Gen. Oblig. Bonds Series WF 11-16C, SIFMA Municipal Swap Index + 0.280% 1.89%, tender 1/24/19 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$5,351
Total	$5,351

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

December 31, 2018

TO-QTLY-0219
1.811324.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 109.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 4.8%
U.S. Treasury Notes
1/15/19	2.39 to 2.40%	$942,280	$941,966
U.S. Treasury Obligations - 104.4%
U.S. Treasury Bills
1/2/19 to 4/11/19	2.16 to 2.48	13,673,609	13,642,881
U.S. Treasury Notes
1/15/19 to 7/31/20	2.24 to 2.57 (b)	6,996,634	6,993,639
			20,636,520
TOTAL U.S. TREASURY DEBT
(Cost $21,578,486)			21,578,486
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $21,578,486)			21,578,486
NET OTHER ASSETS (LIABILITIES) - (9.2)%			(1,823,796)
NET ASSETS - 100%			$19,754,690

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Portfolio

December 31, 2018

TRES-QTLY-0219
1.811325.114

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 32.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.3%
U.S. Treasury Notes
1/15/19	2.39 to 2.40%	$334,509	$334,359
U.S. Treasury Obligations - 31.0%
U.S. Treasury Bills
1/2/19 to 5/2/19	2.16 to 2.48	3,782,800	3,766,428
U.S. Treasury Notes
1/15/19 to 7/31/20	2.21 to 2.57 (b)	4,213,600	4,210,757
			7,977,185
TOTAL U.S. TREASURY DEBT
(Cost $8,311,544)			8,311,544

U.S. Treasury Repurchase Agreement - 70.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
2.34% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations) #	$595,219	$595,142
2.79% dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations) #	687,641	687,535
With:
Barclays Bank PLC at 2.95%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $12,242,027, 2.13% - 5.25%, 2/29/24 - 11/15/28)	12,002	12,000
(Collateralized by U.S. Treasury Obligations valued at $368,280,424, 0.88% - 2.88%, 7/31/19 - 8/15/46)	361,059	361,000
(Collateralized by U.S. Treasury Obligations valued at $71,411,766, 1.63% - 2.50%, 7/31/20 - 5/15/24)	70,011	70,000
BMO Harris Bank NA at:
2.34%, dated:
11/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,804,276, 2.75%, 2/20/19)	30,127	30,000
11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,849,052, 3.63%, 2/15/20)	30,125	30,000
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $27,909,508, 2.00%, 9/30/20)	27,105	27,000
2.36%, dated:
11/5/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $60,603,131, 2.75%, 2/20/19)	59,336	59,000
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,879,373, 2.13%, 8/31/20)	30,138	30,000
2.37%, dated 11/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $59,507,883, 3.63%, 8/15/19)	58,344	58,000
2.39%, dated 12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,692,402, 3.88%, 8/15/40)	18,056	18,000
2.4%, dated 11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $15,542,891, 2.13%, 2/29/24)	15,092	15,000
2.41%, dated:
11/15/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,879,373, 2.13%, 8/31/20)	30,193	30,000
12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,875,289, 2.88%, 10/15/21)	30,040	30,000
12/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $60,426,735, 2.00%, 2/28/21)	59,083	59,000
2.43%, dated 12/31/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $58,316,884, 2.25%, 12/31/24)	57,088	57,000
(Collateralized by U.S. Treasury Obligations valued at $29,886,953, 2.75% - 3.00%, 7/31/23 - 11/15/44)	29,045	29,000
(Collateralized by U.S. Treasury Obligations valued at $29,687,652, 3.63%, 8/15/19)	29,045	29,000
BNP Paribas, SA at:
2.37%, dated 11/23/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $25,567,599, 1.75% - 7.50%, 7/31/20 - 2/15/48)	25,092	25,000
2.38%, dated:
11/26/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $62,636,008, 1.75% - 7.50%, 7/31/20 - 5/15/47)	61,230	61,000
12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $48,042,200, 2.75% - 6.75%, 8/15/26 - 11/15/47)	47,099	47,000
2.39%, dated:
11/27/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $90,998,162, 2.00% - 7.50%, 7/31/23 - 2/15/48)	89,349	89,000
12/11/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $84,133,107, 2.13% - 3.38%, 11/15/20 - 11/15/47)	82,152	82,000
2.41%, dated 12/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,531,547, 2.25% - 6.75%, 6/30/20 - 11/15/47)	60,116	60,000
2.44%, dated:
12/3/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $39,872,855, 1.38% - 6.88%, 4/30/21 - 11/15/48)	39,241	39,000
12/4/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $49,145,392, 0.00% - 8.13%, 1/3/19 - 11/15/47)	48,296	48,000
12/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $69,587,808, 1.18% - 8.00%, 10/31/19 - 11/15/39)	68,143	68,000
2.45%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $37,125,470, 2.38% - 4.75%, 8/15/24 - 2/15/48)	36,221	36,000
12/18/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $23,714,254, 2.25% - 2.88%, 5/15/43 - 8/15/46)	23,049	23,000
2.46%, dated:
12/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $75,858,862, 0.00% - 6.75%, 1/3/19 - 11/15/47)	74,172	74,000
12/24/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $29,598,261, 2.00% - 4.75%, 4/30/24 - 2/15/48)	29,125	29,000
CIBC Bank U.S.A. at:
2.31%, dated 11/7/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $31,000,539, 1.88% - 3.75%, 11/15/21 - 2/15/48)	30,112	30,000
2.36%, dated 11/21/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $58,302,214, 1.38% - 3.75%, 5/31/20 - 11/15/46)	57,217	57,000
2.41%, dated 12/13/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $23,491,489, 2.25%, 10/31/24)	23,031	23,000
Credit AG at 2.47%, dated 12/24/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $15,309,544, 2.75%, 8/15/21)	15,031	15,000
Deutsche Bank AG at 2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $143,278,416, 0.00% - 7.63%, 1/24/19 - 8/15/45)	140,023	140,000
Deutsche Bank Securities, Inc. at:
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $6,121,006, 0.00%, 1/8/19)	6,001	6,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $23,463,987, 2.75%, 11/15/23)	23,004	23,000
(Collateralized by U.S. Treasury Obligations valued at $46,927,921, 2.88%, 11/30/23)	46,008	46,000
DNB Bank ASA at 2.4%, dated 12/28/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $555,359,798, 2.13% - 2.50%, 8/15/23 - 3/31/24)	543,253	543,000
Federal Reserve Bank of New York at 2.25%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $9,500,187,457, 1.13% - 2.50%, 8/31/21 - 2/15/27)	9,500,187	9,499,000
Fixed Income Clearing Corp. - BNYM at:
2.85%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $777,240,010, 1.88% - 3.13%, 5/15/21 - 11/30/24)	762,121	762,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $237,660,059, 2.50% - 2.88%, 3/31/23 - 4/30/25)	233,038	233,000
3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $237,660,034, 1.88% - 2.88%, 10/31/22 - 4/30/25)	233,039	233,000
HSBC Securities, Inc. at:
2.52%, dated 12/27/18 due 1/3/19
(Collateralized by U.S. Treasury Obligations valued at $70,409,654, 2.88%, 11/15/21)	69,034	69,000
(Collateralized by U.S. Treasury Obligations valued at $35,715,065, 1.38% - 2.25%, 4/30/20 - 12/31/24)	35,017	35,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $23,682,942, 2.63%, 2/28/23)	23,004	23,000
ING Financial Markets LLC at:
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $19,371,295, 2.75%, 6/30/25)	19,003	19,000
3%, dated 12/31/18 due 1/2/19
(Collateralized by U.S. Treasury Obligations valued at $80,606,431, 1.63%, 2/15/26)	79,013	79,000
(Collateralized by U.S. Treasury Obligations valued at $14,340,442, 1.88%, 4/30/22)	14,002	14,000
Lloyds Bank PLC at:
2.32%, dated 10/10/18 due 1/16/19 (Collateralized by U.S. Treasury Obligations valued at $46,133,794, 3.00%, 9/30/25)	45,284	45,000
2.37%, dated 10/25/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $31,796,346, 1.00% - 6.00%, 11/30/19 - 2/15/26)	31,188	31,000
2.39%, dated 11/15/18 due 1/25/19 (Collateralized by U.S. Treasury Obligations valued at $15,374,665, 1.38%, 9/15/20)	15,071	15,000
2.4%, dated 11/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $34,780,008, 1.38%, 9/15/20)	34,138	34,000
Morgan Stanley & Co., LLC at:
2.5%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $39,785,536, 0.00% - 2.88%, 6/20/19 - 5/15/28)	39,005	39,000
2.75%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $81,612,539, 1.63% - 6.75%, 2/15/26 - 5/15/46)	80,012	80,000
2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $70,391,541, 1.50% - 2.88%, 4/30/23 - 8/15/28)	69,011	69,000
MUFG Securities (Canada), Ltd. at 3%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $44,887,514, 2.75% - 2.88%, 10/31/23 - 7/31/25)	44,007	44,000
MUFG Securities EMEA PLC at:
2.41%, dated 12/12/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $21,355,732, 2.75%, 4/30/25)	20,942	20,900
2.42%, dated 12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,651,948, 2.75%, 4/30/25)	30,056	30,000
2.43%, dated 12/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $21,446,621, 2.13% - 2.25%, 3/31/20 - 9/30/24)	21,031	21,000
2.44%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $18,388,040, 2.25%, 3/31/20 - 8/15/27)	18,051	18,000
12/18/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $60,663,466, 2.50% - 2.63%, 8/15/20 - 5/15/46)	59,064	59,000
2.45%, dated 12/21/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $40,184,537, 2.50% - 3.00%, 11/15/45 - 5/15/46)	39,035	39,000
2.46%, dated:
12/19/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $40,967,064, 2.13% - 2.25%, 8/15/21 - 8/15/46)	40,044	40,000
12/24/18 due 1/4/19 (Collateralized by U.S. Treasury Obligations valued at $58,203,099, 1.63% - 2.25%, 8/15/22 - 8/15/46)	57,043	57,000
2.48%, dated 12/20/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $22,472,718, 1.50%, 5/31/20)	22,020	22,000
2.49%, dated 12/19/18 due 1/22/19 (Collateralized by U.S. Treasury Obligations valued at $74,523,484, 2.63%, 8/15/20)	73,172	73,000
2.5%, dated 12/28/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $23,484,347, 2.88%, 5/31/25)	23,016	23,000
2.52%, dated 12/28/18 due 1/10/19 (Collateralized by U.S. Treasury Obligations valued at $35,714,004, 1.50% - 2.00%, 10/31/19 - 7/31/22)	35,032	35,000
2.59%, dated 12/28/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $18,429,901, 3.00% - 3.50%, 5/15/20 - 2/15/47)	18,006	18,000
2.9%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $10,193,420, 2.63%, 12/31/23)	10,002	10,000
Natixis SA at:
2.35%, dated 12/3/18 due 1/3/19 (Collateralized by U.S. Treasury Obligations valued at $62,344,055, 1.63% - 7.63%, 6/30/20 - 2/15/45)	61,123	61,000
2.43%, dated 11/28/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,733,537, 0.88% - 6.63%, 6/15/19 - 8/15/47)	30,186	30,000
2.46%, dated:
12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $154,219,979, 1.50% - 4.50%, 5/15/20 - 2/15/36)	151,320	151,000
12/20/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,627,272, 2.88%, 7/31/25)	30,125	30,000
Nomura Securities International, Inc. at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $255,491,208, 0.00% - 6.50%, 4/15/19 - 2/15/47)	250,041	250,000
Norinchukin Bank at:
2.39%, dated 10/19/18 due 1/18/19 (Collateralized by U.S. Treasury Obligations valued at $24,599,362, 2.63%, 11/15/20)	24,145	24,000
2.4%, dated 10/23/18 due 1/23/19 (Collateralized by U.S. Treasury Obligations valued at $31,768,861, 1.50%, 8/15/26)	31,190	31,000
2.48%, dated 11/14/18 due 2/14/19 (Collateralized by U.S. Treasury Obligations valued at $15,353,256, 2.63%, 11/15/20)	15,095	15,000
2.49%, dated 11/19/18 due 2/19/19 (Collateralized by U.S. Treasury Obligations valued at $31,713,410, 1.50%, 8/15/26)	31,197	31,000
2.51%, dated 11/28/18 due 2/28/19 (Collateralized by U.S. Treasury Obligations valued at $46,005,931, 1.50%, 8/15/26)	45,289	45,000
2.54%, dated:
12/4/18 due 3/4/19 (Collateralized by U.S. Treasury Obligations valued at $30,659,839, 1.50%, 8/15/26)	30,191	30,000
12/17/18 due 3/19/19 (Collateralized by U.S. Treasury Obligations valued at $15,318,100, 2.63%, 11/15/20)	15,097	15,000
2.55%, dated:
12/18/18 due 3/18/19 (Collateralized by U.S. Treasury Obligations valued at $15,318,100, 2.63%, 11/15/20)	15,096	15,000
12/21/18 due 3/22/19 (Collateralized by U.S. Treasury Obligations valued at $29,601,647, 1.50%, 8/15/26)	29,187	29,000
Prudential Insurance Co. of America at 3.01%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $128,029,138, 0.00% - 8.75%, 9/30/19 - 2/15/36)	125,558	125,537
RBC Dominion Securities at:
2.31%, dated:
10/17/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $48,074,644, 2.63% - 4.25%, 7/15/21 - 11/15/47)	47,177	46,900
10/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,772,330, 0.75% - 4.50%, 2/15/19 - 11/15/47)	31,175	31,000
10/22/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,766,531, 0.75% - 4.25%, 2/15/19 - 11/15/46)	31,167	31,000
10/23/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $31,764,238, 1.25% - 4.50%, 8/15/19 - 11/15/47)	31,157	31,000
(Collateralized by U.S. Treasury Obligations valued at $31,764,243, 1.25% - 5.38%, 4/30/20 - 11/15/47)	31,159	31,000
(Collateralized by U.S. Treasury Obligations valued at $18,443,730, 0.00% - 5.38%, 2/28/19 - 11/15/47)	18,096	18,000
2.32%, dated:
10/23/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,808,614, 1.25% - 3.00%, 2/29/20 - 2/15/48)	31,174	31,000
10/25/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $15,368,074, 0.00% - 5.38%, 2/28/19 - 2/15/48)	15,080	15,000
2.33%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,707,199, 1.38% - 4.50%, 4/30/20 - 11/15/47)	30,130	30,000
2.36%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,708,599, 1.38% - 4.50%, 4/30/20 - 11/15/47)	30,163	30,000
2.37%, dated 11/21/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $16,365,195, 0.75% - 4.50%, 2/15/19 - 11/15/46)	16,065	16,000
2.38%, dated:
11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,709,474, 1.38% - 4.50%, 4/30/20 - 11/15/46)	30,188	30,000
11/13/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,867,834, 1.25% - 4.25%, 9/30/20 - 11/15/45)	30,180	30,000
11/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,699,314, 1.25% - 5.38%, 9/30/19 - 11/15/47)	30,171	30,000
2.39%, dated:
11/13/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $30,701,786, 0.75% - 4.50%, 2/15/19 - 11/15/47)	30,187	30,000
(Collateralized by U.S. Treasury Obligations valued at $30,701,601, 0.75% - 2.88%, 2/15/19 - 11/15/47)	30,195	30,000
11/14/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $61,399,169, 1.13% - 3.00%, 11/30/19 - 11/15/27)	60,386	60,000
(Collateralized by U.S. Treasury Obligations valued at $30,699,722, 1.50% - 4.50%, 9/30/19 - 11/15/46)	30,197	30,000
(Collateralized by U.S. Treasury Obligations valued at $30,699,686, 1.50% - 4.50%, 9/30/20 - 2/15/46)	30,195	30,000
11/27/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $62,368,724, 1.13% - 5.38%, 4/30/20 - 11/15/46)	61,239	61,000
2.4%, dated:
11/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $31,712,942, 0.75% - 4.50%, 2/15/19 - 11/15/46)	31,174	31,000
11/30/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $46,001,134, 1.25% - 4.50%, 9/30/19 - 2/15/46)	45,180	45,000
2.41%, dated 11/15/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $29,675,328, 1.25% - 4.50%, 3/31/20 - 2/15/47)	29,186	29,000
(Collateralized by U.S. Treasury Obligations valued at $29,675,399, 1.25% - 5.38%, 3/31/20 - 8/15/46)	29,192	29,000
2.43%, dated 12/14/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $30,639,280, 0.00% - 3.00%, 2/15/19 - 10/31/25)	30,065	30,000
2.44%, dated:
12/4/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $40,880,339, 0.75% - 4.50%, 2/15/19 - 8/15/39)	40,230	40,000
(Collateralized by U.S. Treasury Obligations valued at $62,342,385, 1.25% - 2.88%, 3/31/21 - 11/15/47)	61,356	61,000
12/6/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,312,873, 1.38% - 4.50%, 11/30/19 - 2/15/47)	60,329	60,000
2.46%, dated:
12/7/18 due 1/7/19
(Collateralized by U.S. Treasury Obligations valued at $45,981,588, 1.25% - 4.50%, 9/30/20 - 11/15/46)	45,277	45,000
(Collateralized by U.S. Treasury Obligations valued at $45,981,732, 1.13% - 4.50%, 12/31/19 - 8/15/39)	45,280	45,000
12/20/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $60,233,471, 0.88% - 5.38%, 5/15/19 - 2/15/48)	59,133	59,000
RBC Financial Group at:
2.31%, dated 11/9/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $61,537,056, 2.00% - 8.50%, 2/15/20 - 2/15/48)	60,231	60,000
2.34%, dated 10/26/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $32,940,489, 2.00% - 8.50%, 2/15/20 - 8/15/45)	32,187	32,000
2.46%, dated 12/20/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $189,093,825, 1.50% - 8.50%, 2/15/20 - 8/15/45)	185,417	185,000
Societe Generale at:
2.4%, dated 12/3/18 due 1/11/19 (Collateralized by U.S. Treasury Obligations valued at $93,808,724, 1.13% - 8.88%, 2/15/19 - 8/15/47)	91,237	91,000
2.41%, dated 12/4/18 due 1/14/19 (Collateralized by U.S. Treasury Obligations valued at $43,057,438, 0.00% - 8.88%, 2/15/19 - 8/15/47)	42,115	42,000
Sumitomo Mitsui Trust Bank Ltd. at 2.54%, dated 12/19/18 due 1/7/19 (Collateralized by U.S. Treasury Obligations valued at $12,273,521, 1.75%, 5/15/23)	12,018	12,000
TD Securities (U.S.A.) at 2.95%, dated 12/31/18 due 1/2/19 (Collateralized by U.S. Treasury Obligations valued at $84,673,890, 0.00%, 4/25/19 - 5/23/19)	83,014	83,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $18,083,014)		18,083,014
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $26,394,558)		26,394,558
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(652,492)
NET ASSETS - 100%		$25,742,066

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$595,142,000 due 1/02/19 at 2.34%
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$37,357
Sumitomo Mitsu Bk Corp Ny (DI)	557,785
$595,142
$687,535,000 due 1/02/19 at 2.79%
BNP Paribas, S.A.	16,000
Bank of Nova Scotia	293,000
Credit Agricole CIB New York Branch	10,000
ING Financial Markets LLC	23,000
J.P. Morgan Securities, Inc.	117,000
Merrill Lynch, Pierce, Fenner & Smith, Inc.	22,000
RBC Dominion Securities, Inc.	2,000
Sumitomo Mitsu Bk Corp Ny (DI)	204,535
$687,535

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019